UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

1-646-495-7333
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

KINETICS MUTUAL FUNDS, INC.

June 30, 2021 (Unaudited)

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders,
We are pleased to present the Kinetics Mutual Funds (“Funds”) Semi-Annual Report for the six-month period ended June 30, 2021. Equities compounded upon the gains achieved in 2020 during the first half of the year, with the S&P 500 Index rising 15.25%. The gains are likely related to optimism regarding the continued economic growth coming out of the prior year’s recession, coupled with low interest rates. We believe that the latter is having a larger impact on risk assets given the high valuation multiples, yet the equity gains came in spite of the U.S. 10-Year Treasury yield rising from approximately 0.92% at the end of last year to 1.45% at the end of June. It is likely that the market for risk assets is less sensitive to interest rate levels given the extremely low interest rate base –but only up to a point. For example, in 2016, the S&P 500 Index continued to rise in value after an initial decline following the Federal Reserve’s decision to begin increasing interest rates. The upward trajectory lasted through most of 2018, until the overnight lending rate had risen from effectively zero to nearly 2.5%. At this point, the S&P 500 Index abruptly declined nearly 19%, which prompted the Federal Reserve to lower rates, which ultimately ended back at zero in early 2020.
We believe that the interplay of nominal and real interest rates, inflation, and risk asset valuations will be of critical importance in the coming months. Low long-term interest rates would appear to benefit equity and government policy alike, but in our view, inflation is the swing variable that often prevents central bankers from running too free of policies. The Funds are positioned in recognition of these dynamics and the likelihood that higher inflation levels may be permitted in this cycle, as compared to prior economic expansions. However, real yields get lower as inflation levels rise, and longer dated rates are likely to eventually rise with sustained inflation.
A performance summary for the half year ended June 30, 2021 follows (No-Load Class):
The Internet Fund 15.13%; The Global Fund 18.92%; The Paradigm Fund 52.40%; The Medical Fund 15.75%; The Small Cap Opportunities Fund 62.06%; The Market Opportunities Fund 36.61%; The Alternative Income Fund -0.41%; The Multi-Disciplinary Income Fund 2.04%; and the Kinetics Spin-off and Corporate Restructuring Fund 64.98%. This compares to returns of: 15.25% for the S&P 500® Index; 23.56% for the S&P 600 Small Cap Index; 12.30% for the MSCI All Country World

(ACWI) Index; -1.60% for the Bloomberg Barclays U.S. Aggregate Bond Index; 3.62% for the Bloomberg Barclays U.S. Corporate High Yield Index; 0.21% for the Bloomberg Barclays 1-3 Year U.S. Credit Bond Index; 12.92% for the Nasdaq Index; and 8.83% for the MSCI EAFE Index.
While we continue to provide equity and fixed income reference benchmark numbers (to aid in understanding how the broad asset classes have performed throughout the first half of 2021), we do not manage our Funds against any specific benchmark, nor have we ever done so in the history of the Funds. We believe that such benchmark adherence is highly detrimental to the long-term returns of a sound investment strategy, particularly in recent years, as the benchmarks themselves have undergone distortions that make them discordant with their original objectives.
In our opinion, there is an abundance of very high-quality businesses in the world, which earn very high returns on invested capital and which have attractive growth prospects. However, many of these companies are trading at valuations that require dramatic future profitability in order to provide an attractive long-term financial return. For example, the Nasdaq 100 Index currently trades at a price to earnings ratio of 46.2x. This represents a 2.2% earnings yield should the companies distribute all of this income to shareholders; however, the vast majority of the companies retain all of their earnings for reinvestment. To be fair, reinvestment at accretive rates is ultimately more beneficial to shareholders than distributed earnings, but in theory, shareholders must receive this income at some point in the future. We can assume that investors in the index today are willing to pay such a high price for the stocks due to their expectations of future earnings growth. A fundamental investor’s assumptions would require some point in time when the stocks growth abates, and the valuation (i.e., shareholder yield) becomes more attractive. We believe that a reasonable shareholder yield in a normalized economic backdrop is approximately 7%, which can be inverted into a price to earnings ratio of approximately 14.3x. If investors were to demand a 7% earnings yield on the Nasdaq 100 Index after a decade of growth, it would require cumulative earnings growth of approximately 225% or 12.5% per annum. These figures may not sound that aggressive based on current or historical growth rates for certain companies, but for this to be sustained for a decade in aggregate is a far more difficult proposition. Furthermore, in the event that nominal U.S. Gross Domestic Product (“GDP”) growth averages between 4%-6% over this time period, the ability to sustainably grow at over 2x has proven to be very limited.

This exercise illustrates the challenges of paying high multiples for stocks, even if they are experiencing high growth and have high quality business models. The assumptions required to achieve an earnings yield of 7% in 10 years would still only result in a break-even investment experience. In order to provide strong investment returns, the operational performance would need to be magnitudes higher. In truth, it may be overly conservative to believe that the Nasdaq 100 Index will trade at 14x earnings within the next decade, but the important factors to consider are current valuations and the sensitivity of these valuations to interest rates.
On the opposite end of the investment spectrum from the high growth, highly valued Nasdaq 100 Index, are the “hard asset” companies. Even following their very strong performance in the first half of 2021, energy and materials companies still only represent 5.4% of the S&P 500 Index. The valuations of many of these companies appear to imply to us that the earnings profiles are not only never going to grow sustainably, but they will also decline to zero over time. This is a critical distinction in valuation terms: often, the largest component of a discounted cash flow-based value for a company lies in the terminal or perpetual value of the enterprise. This is despite the fact that, over a long enough time horizon, exceedingly few companies have been able to maintain above market profitability and growth, and most are eventually displaced.
Thus, notwithstanding our views on inflation and various hard asset end markets, it is far more appealing to us as value investors to invest in companies with no value assigned to their long-term future, versus the broader market, which implies to us a value for strong growth and profitability into perpetuity.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

Global markets have enjoyed nearly a decade of relative calm, noted by limited volatility and rising price levels, following the global financial crisis of 2008/2009. In our opinion, two of the most disconcerting aspects of the financial crisis were how few people were able to see it coming, and the exposure of the apparent fragility of the financial system. It was previously unfathomable that declining home prices nationwide could result in the bankruptcies of many of the country’s largest financial institutions. Fast forward to 2020, it could easily have been reasoned that a global pandemic, with travel restrictions spanning over a year for much of the world, could easily topple many of the world’s largest companies.
In our opinion, one of the biggest differences between 2008 and 2020 is that the root cause of the problem in 2020 was well known, even if the ultimate toll was unknowable, and policy makers learned from mistakes during the previous crisis and acted aggressively and quickly. Their policy decisions likely staved off what could have been a full financial depression. However, we believe that the unintended consequence of global governments coming to artificially aid financial asset values twice in the past 12 years is the future expectation of similar actions during every episode of market strife. The resultant moral hazard has likely created many different markets with inefficient and potentially unsustainable pricing. The question will be whether the governments will come to the aid of these markets on each and every occasion that inefficiencies correct (i.e., prices decline).
In our opinion, one market that may be too large for even that federal government to stabilize indefinitely is the U.S. Dollar market. At present, the Federal Reserve remains active buying U.S. Treasuries and other government obligations as part of the stimulus measures enacted last year. However, there is no direct intervention in the market for the U.S. Dollar – nor has there needed to be. The ICE U.S. Dollar Index has risen almost 3% in 2021 (which is a large move for a currency/exchange rate) despite the continued deterioration of the federal U.S. balance sheet. By their own admission, the U.S. Congressional Budget Office expects an aggregate deficit of $12 trillion through 2031: almost all of which will be funded by debt held by the public. While the Federal Reserve can theoretically continue to buy U.S. Treasuries, at some point the market price must be set by public buyers. The 10-Year U.S. Treasury yielded 1.45% on June 30th, while the June inflation (CPI) level was recorded at 5.4%;

this netted a real yield of -3.95%. However, we believe that negative real yields are unlikely to persist indefinitely, certainly at this extreme level.
We believe that the relative value of the U.S. Dollar will come into question if real yields remain highly negative (for whatever reason) and global counterparties no longer wish to hold the currency. In the event that the Dollar declines, certain global assets which are priced in dollars (i.e., commodities) could rise substantially. However, many other global currencies have similar issues in terms of government deficits and real bond yields. The Dollar has risen/maintained value against other currencies but has fallen sharply against various tangible assets. Commodities certainly fall into the tangible asset category but gains thus far have been muted compared to certain real estate, fine art, antiques, and other high-end items. We believe that it behooves investors to have a variety of exposure to these types of tangible assets.
The equity-oriented funds (Paradigm, Small Cap, Market Opportunities, Internet, Global, and Spin-off) all benefitted substantially from their high exposure to “hard asset” oriented businesses. These companies possess unique asset bases which are high quality, finite supply and/or are low on the supply pricing curve. We believe that their asset bases enable these companies to benefit from inflationary forces in the economy for many years to come, yet in capital efficient business models. In particular, Texas Pacific Land Corp. (“TPL”) was a stand-out in terms of performance, rising approximately 120% year-to-date. The gain was likely in recognition of the company’s completing a corporate reorganization in January of this year, and of the benchmark oil and gas prices rising approximately 52% and 37%, respectively. The Funds also benefitted from similar exposures to companies in the precious metals, base metals, and real estate industries. The Funds had various degrees of negative attribution from a cryptocurrency pooled investment fund. The underlying investment exposure to cryptocurrencies rose modestly in value for the year; however, the fund began to trade at a modest discount to NAV earlier this year. We believe that this will be reconciled over time.
The income-oriented funds (The Multi-Disciplinary Income Fund and The Alternative Income Fund) have benefitted from shorter durations, although both funds experienced a slight performance drag from defensive cash positions. The rationale for the short duration and higher cash balances is related to the extremely low interest rate environment, which has resulted in very low fixed income returns even further out on the risk spectrum. The yield on the Bloomberg Barclays U.S. Corporate High Yield Index of approximately 4.6% was actually lower than the most recent annual CPI reading (5.4%) of June 30th. Capital preservation is a higher priority at present than is expanding our risk tolerance to access these yields.
We are loathed to invest our funds in a manner heavily influenced by macroeconomic assumptions, but the influence of interest rates and inflation on global asset prices is simply too pronounced to ignore today. Fortunately, there are very high quality, differentiated business models that should benefit from our expected shift in macroeconomic variables, and they are trading at low or reasonable valuations. As might be expected, these companies are invested in heavily by our portfolios and will drive future returns. These types of businesses are not nearly as abundant as are the far more richly valued high growth, high margin “compounding” companies that we also favor (although not at the current price levels). Hence, we are embracing higher degrees of concentration of the higher quality but lower valued companies in our portfolios.

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.
Mutual fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.
International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.
Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.
Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.
Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi- Disciplinary Income Fund and The Alternative Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.
As non-diversified Funds, except The Global Fund, The Alternative Income Fund and The Multi-Disciplinary Income Fund, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds, except Kinetics Spin-off and Corporate Restructuring Fund, pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.
The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
The MSCI All Country World (ACWI) Index, the S&P 500® Index, NASDAQ Composite®, S&P 600® Small Cap Index, MSCI EAFE® Index, Bloomberg Barclays U.S. 1-3 Year Credit Bond Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index each represent an unmanaged, broad-basket of stocks or bonds. They are typically used as a proxy for overall market performance.
Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Horizon Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.
For more information, log onto www.kineticsfunds.com. July 1, 2021 — Horizon Kinetics Asset Management, LLC®

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example
June 30, 2021 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (except the Spin-off Fund, each a “Feeder Fund” and including the Spin-off Fund, collectively the “Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2021 and held for the entire period from January 1, 2021 to June 30, 2021.
Actual Expenses
The Actual Expenses comparison provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio. Note, the Spin-off Fund is not a Feeder Fund.
The Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Fund and any other Fund. The Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Funds. The Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs. The Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Funds or shareholders as described in the Funds’ prospectus.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2021 (Unaudited)

A shareholder may use the information provided in the first line, together with the amounts invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.
Hypothetical Example for Comparison Purposes
The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, shareholders costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2021 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/21 to
	(1/1/21)	(6/30/21)	Ratio	6/30/21)

The Internet Fund
No Load Class Actual	$1,000.00	$1,151.30	1.73%	$9.23
No Load Class Hypothetical (5% return
before expenses)	$1,000.00	$1,016.22	1.73%	$8.65
Advisor Class A Actual	$1,000.00	$1,149.70	1.98%	$10.55
Advisor Class A Hypothetical (5% return
before expenses)	$1,000.00	$1,014.98	1.98%	$9.89
Advisor Class C Actual	$1,000.00	$1,147.20	2.48%	$13.20
Advisor Class C Hypothetical (5% return
before expenses)	$1,000.00	$1,012.50	2.48%	$12.37

The Global Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,189.20	1.39%	$7.54
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.90	1.39%	$6.95
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,188.30	1.64%	$8.90
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,185.10	2.14%	$11.59
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2021 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/21 to
	(1/1/21)	(6/30/21)	Ratio	6/30/21)

The Paradigm Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,524.00	1.64%	$10.26
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,522.00	1.89%	$11.82
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,518.10	2.39%	$14.92
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual - after expense
reimbursement	$1,000.00	$1,525.40	1.44%	$9.02
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Medical Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,157.50	1.39%	$7.44
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.90	1.39%	$6.95
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,155.80	1.64%	$8.77
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,153.10	2.14%	$11.42
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2021 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/21 to
	(1/1/21)	(6/30/21)	Ratio	6/30/21)

The Small Cap Opportunities Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,620.60	1.64%	$10.66
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,618.50	1.89%	$12.27
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,614.60	2.39%	$15.49
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual - after expense
reimbursement	$1,000.00	$1,622.10	1.44%	$9.36
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Market Opportunities Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,366.10	1.40%	$8.21
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.85	1.40%	$7.00
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,363.80	1.65%	$9.67
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.61	1.65%	$8.25
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,360.50	2.15%	$12.58
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,014.13	2.15%	$10.74
Institutional Class Actual - after expense
reimbursement	$1,000.00	$1,367.30	1.20%	$7.04
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.84	1.20%	$6.01

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2021 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/21 to
	(1/1/21)	(6/30/21)	Ratio	6/30/21)

The Alternative Income Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$995.90	0.95%	$4.70
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,020.08	0.95%	$4.76
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$994.60	1.20%	$5.93
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.84	1.20%	$6.01
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$992.20	1.70%	$8.40
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.36	1.70%	$8.50
Institutional Class Actual - after expense
reimbursement	$1,000.00	$996.80	0.75%	$3.71
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,021.08	0.75%	$3.76

The Multi-Disciplinary Income Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,020.40	1.49%	$7.46
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.41	1.49%	$7.45
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,018.30	1.74%	$8.71
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,016.17	1.74%	$8.70
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,015.70	2.24%	$11.20
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,013.69	2.24%	$11.18
Institutional Class Actual - after expense
reimbursement	$1,000.00	$1,020.40	1.29%	$6.46
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.40	1.29%	$6.46

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2021 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/21 to
	(1/1/21)	(6/30/21)	Ratio	6/30/21)

The Kinetics Spin-off and Corporate Restructuring Fund
No Load Class Actual - after expense
reimbursement	$1,000.00	$1,649.80	1.45%	$9.53
No Load Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.60	1.45%	$7.25
Advisor Class A Actual - after expense
reimbursement	$1,000.00	$1,649.00	1.50%	$9.85
Advisor Class A Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,017.36	1.50%	$7.50
Advisor Class C Actual - after expense
reimbursement	$1,000.00	$1,642.70	2.25%	$14.74
Advisor Class C Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,013.64	2.25%	$11.23
Institutional Class Actual - after expense
reimbursement	$1,000.00	$1,651.10	1.25%	$8.22
Institutional Class Hypothetical (5% return
before expenses) - after expense
reimbursement	$1,000.00	$1,018.60	1.25%	$6.26

Note: Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

* Expenses are equal to the Feeder Fund’s annualized expense ratio and after expense reimbursement multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Allocation of Portfolio Assets
June 30, 2021 (Unaudited)

The Kinetics Spin-off and Corporate Restructuring Fund

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$16,955,644	58.9%
Administrative and Support and Waste Management and
Remediation Services	2,696,190	9.4%
Real Estate	2,435,273	8.5%
Manufacturing	2,113,666	7.3%
Management of Companies and Enterprises	1,387,748	4.8%
Information	688,896	2.4%
Finance and Insurance	637,539	2.2%
Educational Services	633,900	2.2%
Accommodation and Food Services	320,400	1.1%
Arts, Entertainment, and Recreation	197,622	0.7%
Retail Trade	155,117	0.5%
Transportation and Warehousing	115,832	0.4%
Professional, Scientific, and Technical Services	51,050	0.2%
Wholesale Trade	3,743	0.0%

*	Excludes Short-Term Investments

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate
Restructuring Fund
Schedule of Investments — June 30, 2021 (Unaudited)

COMMON STOCKS — 98.56%	Shares	Value
Accommodation — 1.11%
Civeo Corporation - ADR*	18,000	$ 320,400
Beverage and Tobacco Product Manufacturing — 0.32%
Crimson Wine Group Limited*	10,000	91,400
Broadcasting (except Internet) — 0.57%
The E.W. Scripps Company — Class A	8,000	163,120
Chemical Manufacturing — 0.28%
Prestige Consumer Healthcare, Inc.*	797	41,524
Rayonier Advanced Materials, Inc.*	5,800	38,802
		80,326
Data Processing, Hosting, and Related Services — 9.36%
PayPal Holdings, Inc.*[c]	9,250	2,696,190
E-Commerce — 0.02%
eBay, Inc.	100	7,021
Educational Services — 2.20%
Graham Holdings Company — Class B	1,000	633,900
Fabricated Metal Product Manufacturing — 0.61%
Masco Corporation	3,000	176,730
Funds, Trusts, and Other Financial Vehicles — 1.43%
Capital Southwest Corporation	17,000	394,910
Mesabi Trust	500	17,700
		412,610
Machinery Manufacturing — 1.60%
The Manitowoc Company, Inc.*	2,800	68,600
Welbilt, Inc.*	17,000	393,550
		462,150
Management of Companies and Enterprises — 4.82%
Associated Capital Group, Inc. — Class A	32,400	1,259,064
Dundee Corporation — Class A*	28,000	34,944
Galaxy Digital Holdings Ltd.*	5,000	93,740
		1,387,748
Miscellaneous Manufacturing — 4.53%
CSW Industrials, Inc.	11,000	1,303,060

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate Restructuring Fund
Schedule of Investments — June 30, 2021 (Unaudited) — (Continued)

	Shares	Value

Oil and Gas Extraction — 58.90%
Texas Pacific Land Corp.[c]	10,599	$16,955,644
Other Financial Investment Activities — 0.74%
GAMCO Investors, Inc. — Class A	8,300	208,329
Morgan Group Holding Co.*[f]	724	3,743
		212,072
Other Telecommunications — 1.64%
Liberty Broadband Corporation — Series A*	2,800	470,876
Publishing Industries (except Internet) — 0.19%
Gannett Co., Inc.*	10,000	54,900
Real Estate — 8.46%
DREAM Unlimited Corp.*cf	78,400	1,674,759
The Howard Hughes Corporation*	6,300	613,998
PrairieSky Royalty Limited	12,100	146,516
		2,435,273
Scientific Research and Development Services — 0.18%
Rafael Holdings, Inc. — Class B*	1,000	51,050
Spectator Sports — 0.69%
Liberty Media Corp.-Liberty Braves — Class C*	1,590	44,154
Liberty Media Corp.-Liberty Formula One — Class A*	3,600	153,468
		197,622
Sporting Goods, Hobby, Musical Instrument, and Book Stores — 0.51%
Vista Outdoor, Inc.*	3,200	148,096
Water Transportation — 0.40%
A.P. Moeller-Maersk A/S — Class B — ADR	8,000	115,832
TOTAL COMMON STOCKS
(cost $7,726,894)		28,376,020

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate Restructuring Fund
Schedule of Investments — June 30, 2021 (Unaudited) — (Continued)

	Principal
CORPORATE BONDS — 0.06%	Amount	Value
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.06%
GAMCO Investors, Inc., 4.000%, 06/15/2023[f]	16,600	$16,600
TOTAL CORPORATE BONDS
(cost $16,600)		16,600
TOTAL INVESTMENTS — 98.62%
(cost $7,743,494)		$28,392,620

Percentages are stated as a percent of net assets.
* — Non-income producing security.
c — Significant Investment — Greater than 5% of net assets
f — Level 2 Investment.
ADR — American Depository Receipt.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2021 (Unaudited)

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$223,761,375	$27,659,950
Receivable from Adviser	—	18,437
Receivable for Master Portfolio interest sold	—	736,400
Receivable for Fund shares sold	241,286	80,062
Prepaid expenses and other assets	39,751	26,913
Total Assets	224,042,412	28,521,762
LIABILITIES:
Payable for Master Portfolio interest purchased	46,332	—
Payable to Directors	4,423	528
Payable to Chief Compliance Officer	350	36
Payable for Fund shares repurchased	194,954	816,462
Payable for shareholder servicing fees	45,836	5,827
Payable for distribution fees	4,025	7,985
Accrued expenses and other liabilities	59,797	19,494
Total Liabilities	355,717	850,332
Net Assets	$223,686,695	$27,671,430
NET ASSETS CONSIST OF:
Paid in capital	$115,791,712	$17,790,047
Accumulated earnings	107,894,983	9,881,383
Net Assets	$223,686,695	$27,671,430
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$218,157,527	$19,601,436
Shares outstanding	3,574,791	1,985,675
Net asset value per share (offering price and redemption price)	$61.03	$9.87
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$3,764,735	$609,784
Shares outstanding	67,627	62,363
Net asset value per share (redemption price)	$55.67	$9.78
Offering price per share ($55.67 divided by .9425 and $9.78
divided by .9425)	$59.07	$10.37
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$1,764,433	$7,460,210
Shares outstanding	37,988	821,147
Net asset value per share (offering price and redemption price)	$46.45	$9.09

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2021 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

ASSETS:
Investments in the Master Portfolio, at value*	$971,276,052	$19,753,775
Receivable from Adviser	59,718	12,485
Receivable for Master Portfolio interest sold	—	9,072
Receivable for Fund shares sold	481,821	1,126
Prepaid expenses and other assets	92,440	22,911
Total Assets	971,910,031	19,799,369
LIABILITIES:
Payable for Master Portfolio interest purchased	50,411	—
Payable to Adviser	—	—
Payable to Directors	17,265	322
Payable to Chief Compliance Officer	1,169	29
Payable for Fund shares repurchased	431,411	10,198
Payable for shareholder servicing fees	151,789	3,789
Payable for distribution fees	140,935	666
Fund distribution payable	—	—
Accrued expenses and other liabilities	150,761	17,952
Total Liabilities	943,741	32,956
Net Assets	$970,966,290	$19,766,413
NET ASSETS CONSIST OF:
Paid in capital	$309,006,759	$9,589,778
Accumulated earnings	661,959,531	10,176,635
Net Assets	$970,966,290	$19,766,413
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$437,593,348	$17,364,702
Shares outstanding	5,318,641	533,378
Net asset value per share (offering price and redemption price)	$82.28	$32.56
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$176,918,158	$2,359,284
Shares outstanding	2,235,690	75,894
Net asset value per share (redemption price)	$79.13	$31.09
Offering price per share ($79.13 divided by .9425 and $31.09
divided by .9425)	$83.96	$32.98
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$82,641,581	$42,427
Shares outstanding	1,139,547	1,416
Net asset value per share (offering price and redemption price)	$72.52	$29.96
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$273,813,203	N/A
Shares outstanding	3,292,896	N/A
Net asset value per share (offering price and redemption price)	$83.15	N/A

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2021 (Unaudited)

	The Small
	Cap	The Market
	Opportunities	Opportunities
	Fund	Fund

ASSETS:
Investments in the Master Portfolio, at value*	$313,316,047	$137,956,857
Receivable from Adviser	15,962	43,184
Receivable for Master Portfolio interest sold	306,482	—
Receivable for Fund shares sold	574,496	115,695
Prepaid expenses and other assets	45,513	43,307
Total Assets	314,258,500	138,159,043
LIABILITIES:
Payable for Master Portfolio interest purchased	—	57,769
Payable to Directors	5,310	2,546
Payable to Chief Compliance Officer	303	179
Payable for Fund shares repurchased	880,978	57,926
Payable for shareholder servicing fees	52,633	24,523
Payable for distribution fees	22,139	15,603
Accrued expenses and other liabilities	50,783	33,055
Total Liabilities	1,012,146	191,601
Net Assets	$313,246,354	$137,967,442
NET ASSETS CONSIST OF:
Paid in capital	$143,680,166	$63,782,472
Accumulated earnings	169,566,188	74,184,970
Net Assets	$313,246,354	$137,967,442
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$219,371,424	$93,638,061
Shares outstanding	2,026,091	2,152,346
Net asset value per share (offering price and redemption price)	$108.27	$43.51
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$16,585,601	$10,200,691
Shares outstanding	159,087	238,487
Net asset value per share (redemption price)	$104.25	$42.77
Offering price per share ($104.25 divided by .9425 and $42.77
divided by .9425)	$110.62	$45.38
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$10,279,921	$11,820,022
Shares outstanding	104,632	291,622
Net asset value per share (offering price and redemption price)	$98.25	$40.53
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$67,009,408	$22,308,668
Shares outstanding	605,262	504,542
Net asset value per share (offering price and redemption price)	$110.71	$44.22

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2021 (Unaudited)

	The	The Multi-
	Alternative	Disciplinary
	Income	Income
	Fund	Fund

ASSETS:
Investments in the Master Portfolio, at value*	$11,907,227	$27,498,038
Receivable from Adviser	12,392	—
Receivable for Master Portfolio interest sold	—	12,933
Receivable for Fund shares sold	—	24,547
Prepaid expenses and other assets	41,578	32,338
Total Assets	11,961,197	27,567,856
LIABILITIES:
Payable for Master Portfolio interest purchased	—	14,744
Payable to Directors	223	499
Payable to Chief Compliance Officer	19	44
Payable for Fund shares repurchased	—	9,803
Payable for shareholder servicing fees	1,163	2,695
Payable for distribution fees	3,220	12,096
Fund distribution payable	—	—
Accrued expenses and other liabilities	14,898	17,075
Total Liabilities	19,523	56,956
Net Assets	$11,941,674	$27,510,900
NET ASSETS CONSIST OF:
Paid in capital	$11,777,327	$31,686,062
Accumulated earnings (deficit)	164,347	(4,175,162)
Net Assets	$11,941,674	$27,510,900
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$2,762,179	$3,252,242
Shares outstanding	27,670	308,695
Net asset value per share (offering price and redemption price)	$99.83	$10.54
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$861,090	$1,724,657
Shares outstanding	8,747	164,550
Net asset value per share (redemption price)	$98.44	$10.48
Offering price per share ($98.44 divided by .9425 and $10.48
divided by .9425)	$104.45	$11.12
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$390,552	$4,538,861
Shares outstanding	4,154	437,951
Net asset value per share (offering price and redemption price)	$94.02	$10.36
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$7,927,853	$17,995,140
Shares outstanding	78,301	1,705,011
Net asset value per share (offering price and redemption price)	$101.25	$10.55

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statements of Assets & Liabilities — (Continued)
June 30, 2021 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund

ASSETS:
Investments, at value(1)	$28,392,620
Cash	427,740
Dividends and interest receivable	4,918
Prepaid expenses and other assets	32,650
Total Assets	28,857,928
LIABILITIES:
Payable to Adviser	10,267
Payable to Directors	315
Payable to Chief Compliance Officer	36
Payable to custodian	1,864
Payable for Fund shares repurchased	20,008
Payable for shareholder servicing fees	2,443
Payable for distribution fees	4,929
Accrued expenses and other liabilities	28,604
Total Liabilities	68,466
Net Assets	$28,789,462
(1) Cost of investments	$7,743,494
NET ASSETS CONSIST OF:
Paid in capital	$9,280,807
Accumulated earnings	19,508,655
Net Assets	$28,789,462
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$153,758
Shares outstanding	6,929
Net asset value per share (offering price and redemption price)	$22.19
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$6,808,793
Shares outstanding	322,150
Net asset value per share (redemption price)	$21.14
Offering price per share ($21.14 divided by .9425)	$22.42
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$1,161,550
Shares outstanding	59,017
Net asset value per share (offering price and redemption price)	$19.68
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$20,665,361
Shares outstanding	972,443
Net asset value per share (offering price and redemption price)	$21.25

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

	The Internet	The Global
	Fund	Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$231,272	$67,515
Interest	7,562	1,749
Income from securities lending	267,485	7,270
Expenses allocated from Master Portfolio	(1,518,799)	(197,073)
Net investment loss from Master Portfolio	(1,012,480)	(120,539)
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	4,543	788
Distribution fees – Advisor Class C (See Note 3)	7,026	27,635
Shareholder servicing fees – Advisor Class A (See Note 3)	4,543	788
Shareholder servicing fees – Advisor Class C (See Note 3)	2,342	9,212
Shareholder servicing fees – No Load Class (See Note 3)	276,243	22,987
Transfer agent fees and expenses	45,422	9,570
Reports to shareholders	11,618	1,629
Administration fees	29,537	4,861
Professional fees	14,687	5,739
Directors’ fees	9,138	1,059
Chief Compliance Officer fees	2,039	226
Registration fees	32,472	28,437
Fund accounting fees	4,055	445
Other expenses	3,443	388
Total expenses	447,108	113,764
Less, expense reimbursement	—	(99,007)
Net expenses	447,108	14,757
Net investment loss	(1,459,588)	(135,296)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	2,088,541	250,479
Net change in unrealized appreciation of:
Investments and foreign currency	21,272,904	3,009,397
Net gain on investments	23,361,445	3,259,876
Net increase in net assets resulting from operations	$21,901,857	$3,124,580
† Net of foreign taxes withheld of:	$1,103	$2,752

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2021 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$2,941,792	$239,234
Interest	15,514	20
Income from securities lending	1,131,952	2,100
Expenses allocated from Master Portfolio	(5,819,505)	(129,433)
Net investment income (loss) from Master Portfolio	(1,730,247)	111,921
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	178,049	2,589
Distribution fees – Advisor Class C (See Note 3)	361,121	293
Shareholder servicing fees – Advisor Class A (See Note 3)	178,049	2,589
Shareholder servicing fees – Advisor Class C (See Note 3)	120,374	98
Shareholder servicing fees – No Load Class (See Note 3)	484,609	19,548
Shareholder servicing fees – Institutional Class (See Note 3)	252,176	—
Transfer agent fees and expenses	88,668	9,121
Reports to shareholders	24,562	1,246
Administration fees	104,032	3,341
Professional fees	72,665	5,034
Directors’ fees	32,466	707
Chief Compliance Officer fees	7,016	151
Registration fees	33,405	28,147
Fund accounting fees	14,529	321
Other expenses	15,529	344
Total expenses	1,967,250	73,529
Less, expense waiver for Institutional Class shareholder servicing fees	(189,132)	—
Less, expense reimbursement	(106,099)	(76,459)
Net expenses	1,672,019	(2,930)
Net investment income (loss)	(3,402,266)	114,851
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	5,412,029	33,173
Net change in unrealized appreciation of:
Investments and foreign currency	326,577,967	2,544,235
Net gain on investments	331,989,996	2,577,408
Net increase in net assets resulting from operations	$328,587,730	$2,692,259
† Net of foreign taxes withheld of:	$56,044	$11,057

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2021 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund

INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$956,780	$382,534
Interest	2,338	5,768
Income from securities lending	170,080	60,556
Expenses allocated from Master Portfolio	(1,760,993)	(875,203)
Net investment loss from Master Portfolio	(631,795)	(426,345)
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	16,853	12,420
Distribution fees – Advisor Class C (See Note 3)	41,408	44,278
Shareholder servicing fees – Advisor Class A (See Note 3)	16,853	12,420
Shareholder servicing fees – Advisor Class C (See Note 3)	13,803	14,759
Shareholder servicing fees – No Load Class (See Note 3)	233,910	109,630
Shareholder servicing fees – Institutional Class (See Note 3)	53,301	19,749
Transfer agent fees and expenses	29,386	20,336
Reports to shareholders	9,138	4,228
Administration fees	29,907	17,148
Professional fees	18,557	10,021
Directors’ fees	9,297	4,987
Chief Compliance Officer fees	1,966	1,088
Registration fees	30,065	29,738
Fund accounting fees	4,114	2,185
Other expenses	4,739	2,035
Total expenses	513,297	305,022
Less, expense waiver for Institutional Class shareholder servicing fees	(39,976)	(14,812)
Less, expense reimbursement	(56,736)	(224,086)
Net expenses	416,585	66,124
Net investment loss	(1,048,380)	(492,469)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	1,311,026	595,080
Net change in unrealized appreciation of:
Investments and foreign currency	108,066,150	34,038,032
Net gain on investments	109,377,176	34,633,112
Net increase in net assets resulting from operations	$108,328,796	$34,140,643
† Net of foreign taxes withheld of:	$41,749	$13,575

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2021 (Unaudited)

	The	The Multi-
	Alternative	Disciplinary
	Income	Income
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends	$38,911	$118,483
Interest	824	355,863
Income from securities lending	—	212
Expenses allocated from Master Portfolio	(71,114)	(193,794)
Net investment income (loss) from Master Portfolio	(31,379)	280,764
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	908	2,112
Distribution fees – Advisor Class C (See Note 3)	2,065	19,180
Shareholder servicing fees – Advisor Class A (See Note 3)	908	2,112
Shareholder servicing fees – Advisor Class C (See Note 3)	688	6,393
Shareholder servicing fees – No Load Class (See Note 3)	3,394	4,418
Shareholder servicing fees – Institutional Class (See Note 3)	8,234	16,549
Transfer agent fees and expenses	11,064	12,286
Reports to shareholders	974	1,227
Administration fees	2,604	4,489
Professional fees	4,773	5,428
Directors’ fees	440	989
Chief Compliance Officer fees	98	221
Registration fees	32,510	28,869
Fund accounting fees	223	478
Other expenses	287	618
Total expenses	69,170	105,369
Less, expense waiver for Institutional Class shareholder servicing fees	(6,176)	(12,412)
Less, expense reimbursement	(81,295)	(81,692)
Net expenses	(18,301)	11,265
Net investment income (loss)	(13,078)	269,499
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	—	169,338
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(33,536)	64,202
Net gain (loss) on investments	(33,536)	233,540
Net increase (decrease) in net assets resulting from operations	$(46,614)	$503,039

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2021 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
INVESTMENT INCOME:
Dividends†	$114,803
Interest	75
Total investment income	114,878
EXPENSES:
Distribution fees – Advisor Class A (See Note 3)	5,574
Distribution fees – Advisor Class C (See Note 3)	9,792
Shareholder servicing fees – Advisor Class A (See Note 3)	5,574
Shareholder servicing fees – Advisor Class C (See Note 3)	3,264
Shareholder servicing fees – No Load Class (See Note 3)	50
Shareholder servicing fees – Institutional Class (See Note 3)	17,736
Transfer agent fees and expenses	11,732
Reports to shareholders	1,979
Administration fees	11,052
Professional fees	10,079
Directors’ fees	863
Chief Compliance Officer fees	202
Registration fees	29,195
Fund accounting fees	2,142
Investment advisory fees	124,231
Custodian fees and expenses	3,854
Other expenses	424
Total expenses	237,743
Less, expense waiver for Institutional Class shareholder servicing fees	(13,302)
Less, expense reimbursement	(50,484)
Net expenses	173,957
Net investment loss	(59,079)
REALIZED AND UNREALIZED GAN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
Investments and foreign currency	(51,466)
Net change in unrealized appreciation of:
Investments and foreign currency	11,463,734
Net gain on investments	11,412,268
Net increase in net assets resulting from operations	$11,353,189
† Net of foreign taxes withheld of:	$1,911

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2021	December 31,	2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020

OPERATIONS:
Net investment loss	$(1,459,588)	$(966,517)	$(135,296)	$(107,486)
Net realized gain on sale of
investments and foreign currency	2,088,541	3,043,421	250,479	9,404
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	21,272,904	59,745,847	3,009,397	4,110,973
Net increase in net assets resulting
from operations	21,901,857	61,822,751	3,124,580	4,012,891
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	—	—	—
Advisor Class A (See Note 5)	—	—	—	—
Advisor Class C (See Note 5)	—	—	—	—
Total distributions to shareholders	—	—	—	—
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	60,710,455	14,218,771	9,683,471	4,310,806
Redemption fees	151,260	12,380	9,663	390
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(33,386,735)	(20,439,520)	(5,913,371)	(1,341,339)
Net increase (decrease) in net assets
resulting from capital
share transactions	27,474,980	(6,208,369)	3,779,763	2,969,857
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	1,586,247	256,598	95,952	1,200
Redemption fees	2,491	237	302	26
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(1,021,285)	(759,034)	(168,449)	(810,919)
Net increase (decrease) in net assets
resulting from capital
share transactions	567,453	(502,199)	(72,195)	(809,693)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2021	December 31,	2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020

CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	$725,416	$199,614	$559,572	$259,725
Redemption fees	1,290	88	3,723	203
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(781,805)	(104,982)	(184,478)	(387,522)
Net increase (decrease) in net
assets resulting from capital
share transactions	(55,099)	94,720	378,817	(127,594)
TOTAL INCREASE IN NET ASSETS:	49,889,191	55,206,903	7,210,965	6,045,461
NET ASSETS:
Beginning of period	173,797,504	118,590,601	20,460,465	14,415,004
End of period	$223,686,695	$173,797,504	$27,671,430	$20,460,465
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	903,855	356,406	934,917	654,170
Shares issued in reinvestments of
dividends and distributions	—	—	—	—
Shares redeemed	(524,234)	(565,013)	(624,134)	(201,297)
Net increase (decrease) in
shares outstanding	379,621	(208,607)	310,783	452,873
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	26,035	6,975	9,442	178
Shares issued in reinvestments of
dividends and distributions	—	—	—	—
Shares redeemed	(17,560)	(21,824)	(16,851)	(131,885)
Net increase (decrease) in
shares outstanding	8,475	(14,849)	(7,409)	(131,707)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	15,049	6,285	60,813	39,280
Shares issued in reinvestments of
dividends and distributions	—	—	—	—
Shares redeemed	(15,577)	(3,931)	(19,735)	(63,278)
Net decrease in
shares outstanding	(528)	2,354	41,078	(23,998)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2021	December 31,	2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020

OPERATIONS:
Net investment income (loss)	$(3,402,266)	$1,976,842	$114,851	$186,033
Net realized gain on sale of investments
and foreign currency	5,412,029	14,522,393	33,173	265,972
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	326,577,967	(26,445,015)	2,544,235	1,259,712
Net increase (decrease) in net assets
resulting from operations	328,587,730	(9,945,780)	2,692,259	1,711,717
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(5,839,300)	—	(429,132)
Advisor Class A (See Note 5)	—	(1,876,753)	—	(55,654)
Advisor Class C (See Note 5)	—	(1,716,729)	—	(2,316)
Institutional Class (See Note 5)	—	(4,238,734)	N/A	N/A
Total distributions to shareholders	—	(13,671,516)	—	(487,102)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	72,046,065	11,967,375	253,277	2,649,464
Redemption fees	35,809	4,946	66	165
Proceeds from shares issued to holders
in reinvestment of dividends	—	5,619,354	—	419,630
Cost of shares redeemed	(49,221,794)	(80,535,219)	(720,965)	(4,141,148)
Net increase (decrease) in net assets
resulting from capital
share transactions	22,860,080	(62,943,544)	(467,622)	(1,071,889)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2021	December 31,	2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020

CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$47,259,246	$10,549,050	$67,114	$1,108,991
Redemption fees	13,313	918	9	23
Proceeds from shares issued to holders
in reinvestment of dividends	—	1,617,156	—	53,578
Cost of shares redeemed	(14,174,308)	(28,766,466)	(63,627)	(387,142)
Net increase (decrease) in net assets
resulting from capital
share transactions	33,098,251	(16,599,342)	3,496	775,450
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	1,955,459	1,905,855	—	2,248
Redemption fees	8,111	1,559	—	1
Proceeds from shares issued to holders
in reinvestment of dividends	—	1,631,822	—	2,287
Cost of shares redeemed	(45,904,248)	(27,339,246)	(71,131)	(71,301)
Net decrease in net assets resulting
from capital share transactions	(43,940,678)	(23,800,010)	(71,131)	(66,765)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	23,841,743	43,480,749	N/A	N/A
Redemption fees	22,625	1,664	N/A	N/A
Proceeds from shares issued to holders
in reinvestment of dividends	—	3,870,496	N/A	N/A
Cost of shares redeemed	(31,848,948)	(61,706,903)	N/A	N/A
Net (decrease) in net assets
resulting from capital
share transactions	(7,984,580)	(14,353,994)	N/A	N/A
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	332,620,803	(141,314,186)	2,157,002	861,411
NET ASSETS:
Beginning of period	638,345,487	779,659,673	17,609,411	16,748,000
End of period	$970,966,290	$638,345,487	$19,766,413	$17,609,411
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	873,506	265,286	8,632	108,242
Shares issued in reinvestments of
dividends and distributions	—	103,966	—	14,870
Shares redeemed	(645,814)	(1,804,593)	(24,857)	(155,599)
Net increase (decrease) in
shares outstanding	227,692	(1,435,341)	(16,225)	(32,487)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2021	December 31,	2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020

CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	619,224	241,047	2,445	44,669
Shares issued in reinvestments of
dividends and distributions	—	31,069	—	1,986
Shares redeemed	(194,852)	(706,433)	(2,346)	(15,587)
Net increase in
shares outstanding	424,372	(434,317)	99	31,068
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	30,364	44,530	—	87
Shares issued in reinvestments of
dividends and distributions	—	34,124	—	88
Shares redeemed	(661,758)	(690,848)	(2,759)	(2,896)
Net decrease in shares outstanding	(631,394)	(612,194)	(2,759)	(2,721)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	320,037	1,002,201	N/A	N/A
Shares issued in reinvestments of
dividends and distributions	—	70,927	N/A	N/A
Shares redeemed	(415,074)	(1,441,654)	N/A	N/A
Net decrease in
shares outstanding	(95,037)	(368,526)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2021	December 31,	2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020

OPERATIONS:
Net investment income (loss)	$(1,048,380)	$1,414,012	$(492,469)	$261,238
Net realized gain (loss) on sale of
investments and foreign currency	1,311,026	(5,276,031)	595,080	26,099
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	108,066,150	(8,832,876)	34,038,032	13,429,019
Net increase (decrease) in net assets
resulting from operations	108,328,796	(12,694,895)	34,140,643	13,716,356
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	—	—	(171,344)
Advisor Class A (See Note 5)	—	—	—	(1,457)
Advisor Class C (See Note 5)	—	—	—	—
Institutional Class (See Note 5)	—	—	—	(59,441)
Total distributions to shareholders	—	—	—	(232,242)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	51,001,366	6,408,289	14,604,593	6,302,187
Redemption fees	88,741	3,078	32,536	468
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	170,669
Cost of shares redeemed	(34,816,288)	(53,469,495)	(10,840,902)	(7,260,344)
Net increase (decrease) in net assets
resulting from capital
share transactions	16,273,819	(47,058,128)	3,796,227	(787,020)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2021	December 31,	2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020

CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$8,303,674	$1,213,161	$3,947,190	$265,591
Redemption fees	6,853	50	3,883	32
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	1,186
Cost of shares redeemed	(4,558,857)	(4,491,645)	(2,414,390)	(1,559,191)
Net increase (decrease) in net assets
resulting from capital
share transactions	3,751,670	(3,278,434)	1,536,683	(1,292,382)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	14,769	307,718	562,319	198,500
Redemption fees	4,604	48	4,219	45
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(3,705,120)	(1,936,435)	(1,546,976)	(2,135,193)
Net decrease in net assets resulting
from capital share transactions	(3,685,747)	(1,628,669)	(980,438)	(1,936,648)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	17,607,778	5,340,146	4,100,623	5,269,257
Redemption fees	25,563	537	7,423	57
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	55,041
Cost of shares redeemed	(7,380,144)	(31,919,957)	(1,298,400)	(4,566,516)
Net increase (decrease) in net assets
resulting from capital
share transactions	10,253,197	(26,579,274)	2,809,646	757,839
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	134,921,735	(91,239,400)	41,302,761	10,225,903
NET ASSETS:
Beginning of period	178,324,619	269,564,019	96,664,681	86,438,778
End of period	$313,246,354	$178,324,619	$137,967,442	$96,664,681

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2021	December 31,	2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020

CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	$483,201	$119,677	$327,012	$234,790
Shares issued in reinvestments of
dividends and distributions	—	—	—	5,334
Shares redeemed	(348,230)	(993,502)	(264,465)	(284,060)
Net increase (decrease) in
shares outstanding	134,971	(873,825)	62,547	(43,936)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	78,037	23,230	90,882	10,749
Shares issued in reinvestments of
dividends and distributions	—	—	—	37
Shares redeemed	(45,822)	(86,239)	(57,826)	(66,555)
Net increase (decrease) in
shares outstanding	32,215	(63,009)	33,056	(55,769)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	160	5,592	13,536	7,571
Shares issued in reinvestments of
dividends and distributions	—	—	—	—
Shares redeemed	(38,241)	(38,811)	(37,218)	(92,704)
Net decrease in
shares outstanding	(38,081)	(33,219)	(23,682)	(85,133)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	167,925	95,896	92,919	195,540
Shares issued in reinvestments of
dividends and distributions	—	—	—	1,694
Shares redeemed	(77,214)	(579,498)	(29,283)	(218,605)
Net increase (decrease) in
shares outstanding	90,711	(483,602)	63,636	(21,371)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2021	December 31,	2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020

OPERATIONS:
Net investment income (loss)	$(13,078)	$48,662	$269,499	$925,079
Net realized gain (loss) on sale of
investments, foreign currency and
written options	—	—	169,338	(827,852)
Net change in unrealized appreciation
(depreciation) of investments, foreign
currency and written options	(33,536)	144,320	64,202	(992,144)
Net increase (decrease) in net assets
resulting from operations	(46,614)	192,982	503,039	(894,917)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(6,368)	(39,140)	(151,086)
Advisor Class A (See Note 5)	—	—	(17,838)	(50,194)
Advisor Class C (See Note 5)	—	(90)	(38,108)	(159,076)
Institutional Class (See Note 5)	—	(42,847)	(223,391)	(563,239)
Total distributions to shareholders	—	(49,305)	(318,477)	(923,595)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	449,358	367,371	203,750	988,326
Redemption fees	24	464	2,932	2
Proceeds from shares issued to holders
in reinvestment of dividends	—	5,687	35,646	138,279
Cost of shares redeemed	(318,391)	(1,265,140)	(716,808)	(3,105,488)
Net increase (decrease) in net assets
resulting from capital
share transactions	130,991	(891,618)	(474,480)	(1,978,881)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2021	December 31,	2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020

CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$238,379	$6,807,904	$362,918	$562,306
Redemption fees	8	117	1,419	1
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	15,667	42,093
Cost of shares redeemed	(51,165)	(6,878,664)	(467,546)	(565,903)
Net increase (decrease) in net assets
resulting from capital
share transactions	187,222	(70,643)	(87,542)	38,497
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	—	138,583	80,000	646,861
Redemption fees	3	116	4,270	32
Proceeds from shares issued to holders
in reinvestment of dividends	—	80	24,850	95,908
Cost of shares redeemed	(263,750)	(200,675)	(1,360,712)	(1,522,854)
Net decrease in net assets resulting
from capital share transactions	(263,747)	(61,896)	(1,251,592)	(780,053)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	162,996	836,078	5,168,286	2,708,435
Redemption fees	72	1,461	14,874	10
Proceeds from shares issued to holders
in reinvestment of dividends	—	42,803	206,234	528,910
Cost of shares redeemed	(820,326)	(3,825,221)	(2,470,492)	(7,499,403)
Net increase (decrease) in net assets
resulting from capital
share transactions	(657,258)	(2,944,879)	2,918,902	(4,262,048)
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	(649,406)	(3,825,359)	1,289,850	(8,800,997)
NET ASSETS:
Beginning of period	12,591,080	16,416,439	26,221,050	35,022,047
End of period	$11,941,674	$12,591,080	$27,510,900	$26,221,050

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2021	December 31,	2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020

CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	4,496	3,684	19,339	92,166
Shares issued in reinvestments of
dividends and distributions	—	58	3,389	13,850
Shares redeemed	(3,186)	(12,806)	(67,850)	(302,222)
Net increase (decrease) in
shares outstanding	1,310	(9,064)	(45,122)	(196,206)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	2,418	69,732	34,612	54,504
Shares issued in reinvestments of
dividends and distributions	—	—	1,497	4,188
Shares redeemed	(519)	(71,705)	(44,703)	(55,395)
Net increase (decrease) in
shares outstanding	1,899	(1,973)	(8,594)	3,297
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	—	1,471	7,782	64,127
Shares issued in reinvestments of
dividends and distributions	—	1	2,402	9,744
Shares redeemed	(2,800)	(2,131)	(131,153)	(148,726)
Net decrease in
shares outstanding	(2,800)	(659)	(120,969)	(74,855)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	1,610	8,333	490,017	256,136
Shares issued in reinvestments of
dividends and distributions	—	427	19,571	52,514
Shares redeemed	(8,099)	(46,844)	(234,670)	(729,220)
Net increase (decrease) in
shares outstanding	(6,489)	(38,084)	274,918	(420,570)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the
	Period Ended	For the
	June 30,	Year Ended
	2021	December 31,
	(Unaudited)	2020
OPERATIONS:
Net investment income (loss)	$(59,079)	$143,360
Net realized loss on sale of investments and foreign currency	(51,466)	(347,218)
Net change in unrealized appreciation (depreciation) of investments	11,463,734	(130,970)
Net increase (decrease) in net assets resulting from operations	11,353,189	(334,828)
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(104)
Advisor Class A (See Note 5)	—	(13,352)
Advisor Class C (See Note 5)	—	(627)
Institutional Class (See Note 5)	—	(117,018)
Total distributions to shareholders	—	(131,101)
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	120,411	3,002
Proceeds from shares issued to holders in reinvestment of dividends	—	104
Cost of shares redeemed	—	(34,226)
Net increase (decrease) in net assets resulting from capital
share transactions	120,411	(31,120)
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	2,795,367	268,554
Proceeds from shares issued to holders in reinvestment of dividends	—	13,251
Cost of shares redeemed	(194,033)	(1,143,412)
Net increase (decrease) in net assets resulting from capital
share transactions	2,601,334	(861,607)
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	—	17,034
Proceeds from shares issued to holders in reinvestment of dividends	—	620
Cost of shares redeemed	(3,052,792)	(1,169,046)
Net decrease in net assets resulting from capital share transactions	(3,052,792)	(1,151,392)
CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	750,105	283,541
Proceeds from shares issued to holders in reinvestment of dividends	—	96,286
Cost of shares redeemed	(519,923)	(1,781,625)
Net increase (decrease) in net assets resulting from capital
share transactions	230,182	(1,401,798)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	11,252,324	(3,911,846)
NET ASSETS:
Beginning of period	17,537,138	21,448,984
End of period	$28,789,462	$17,537,138

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the
	Period Ended	For the
	June 30,	Year Ended
	2021	December 31,
	(Unaudited)	2020
CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	5,571	382
Shares issued in reinvestments of dividends and distributions	—	8
Shares redeemed	—	(3,716)
Net increase (decrease) in shares outstanding	5,571	(3,326)
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	135,003	27,262
Shares issued in reinvestments of dividends and distributions	—	1,039
Shares redeemed	(9,523)	(123,519)
Net increase (decrease) in shares outstanding	125,480	(95,218)
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	—	2,000
Shares issued in reinvestments of dividends and distributions	—	52
Shares redeemed	(158,889)	(138,330)
Net decrease in shares outstanding	(158,889)	(136,278)
CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	37,651	28,582
Shares issued in reinvestments of dividends and distributions	—	7,516
Shares redeemed	(27,529)	(190,213)
Net increase (decrease) in shares outstanding	10,122	(154,115)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements
June 30, 2021 (Unaudited)

1. Organization
Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Alternative Income Fund (“Alternative Income”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Alternative Income), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-off Fund). The Spin-off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-off Fund, was known as Horizon Spin-off and Corporate Restructuring a series of Investment Managers Series Trust. Each series, except the Spin-off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.
On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, June 29, 2007, with respect to Alternative Income, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-off Fund, entered into a master-feeder fund structure. By entering into this structure, each series, except for the Spin-off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.
Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2021, is as follows:

Interest in
Master Portfolio
The Internet Fund	99.978%
The Global Fund	99.948%
The Paradigm Fund	96.941%
The Medical Fund	99.736%
The Small Cap Opportunities Fund	99.962%
The Market Opportunities Fund	99.967%
The Alternative Income Fund	98.910%
The Multi-Disciplinary Income Fund	99.301%
Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.
As of June 30, 2021, each of the Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.
As of June 30, 2021, each of the Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.
As of June 30, 2021, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

As of June 30, 2021, the Paradigm, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.
Each class of shares for each Feeder Fund and the Spin-off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund and the Spin-off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.
Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.
2. Significant Accounting Policies
Security Valuation
Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin-off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2021, 0.90% and 0.52% of the net assets of The Internet Portfolio and The Market Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at June 30, 2021.
Bitcoin
The Master Portfolios and Spin-off Fund may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments. At June 30, 2021, 28.6%, 16.9%, 5.8%, 2.9%, and 13.0% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and it’s Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

Repurchase Agreements
Each Master Portfolio and the Spin-off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spin-off Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio and Spin-off Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-off Fund may be delayed or limited.
Written Options
The Master Portfolios and Spin-off Fund may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio or Spin-off Fund writes an option, an amount equal to the premium received by the Master Portfolio or Spin-off Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked- to-market to reflect the current value of the option written. By writing the option, the Master Portfolio or Spin-off Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio or Spin-off Fund enters into a closing purchase transaction, the Master Portfolio or Spin-off Fund realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio or Spin-off Fund realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, each of the Master Portfolios and Spin-off Fund are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

Foreign Currency Translations
The books and records of the Master Portfolios and Spin-off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-off Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Spin-off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities
The Master Portfolios and Spin-off Fund may invest in restricted securities. These securities are valued by the Master Portfolios and Spin-off Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Spin-off Fund have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolio and Spin-off Fund’s Adviser under the supervision of the Board of Trustees/Directors. At June 30, 2021, the following Master Portfolios and Spin-off Fund held securities restricted to institutional investors (144A securities):
		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio	$1,994,910	7.21%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At June 30, 2021, the following Master Portfolios and Spin-off Fund held illiquid securities:
		Percentage of
	Market Value	Net Assets
The Internet Portfolio	2,007,494	0.90%
The Global Portfolio	133,125	0.48%
The Paradigm Portfolio	49,851	0.00%
The Small Cap Opportunities Portfolio	900,073	0.29%
The Market Opportunities Portfolio	3,423,927	2.48%
The Multi-Disciplinary Income Portfolio	185,242	0.67%
When-Issued Securities
The Master Portfolios and Spin-off Fund may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-off Fund record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios and Spin-off Fund maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.
Securities Lending
Each Master Portfolio and Spin-off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker- dealers or indirectly through repurchase agreements with respect to no more than 33 1 / ³ % of the total assets of each Master Portfolio and Spin-off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spin-off Fund (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spinoff Fund receive interest on the collateral received as well as a fee for the securities loaned.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

Expense Allocation
Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.
Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.
Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code. It is intended that the Spin-off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.
The consolidated financial statements include the accounts of Cayman, Ltd., Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”), avoiding bad income generation by indirectly making commodities-related investments. These investments would not generate qualifying income if they were made directly by the RIC. Under Treasury Regulations, income from a foreign subsidiary that is a CFC, such as the Subsidiaries, is qualifying income for a RIC for U.S. federal income tax purposes (1) to the extent the income is actually distributed by the CFC to the RIC each year and (2) even if not distributed currently, to the extent the income is derived with respect to the RIC’s business of investing in stock, securities or currencies. If the IRS were to determine that income derived from a Master

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

Portfolio’s investment in its Subsidiaries do not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that event, a Feeder Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.
It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and realized gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2021, open tax years include the tax years ended December 31, 2017 through December 31, 2020. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (”GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets. The Spinoff Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.
The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least May 1, 2022. The Adviser may discontinue the waiver/reimbursement at any time after May 1, 2022; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the funds:
	The Internet	The Global
	Fund	Fund
No Load Class	1.73%	1.39%
Class A	1.98%	1.64%
Class C	2.48%	2.14%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
No Load Class	1.64%	1.39%
Class A	1.89%	1.64%
Class C	2.39%	2.14%
Institutional Class	1.44%	N/A

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
No Load Class	1.64%	1.40%
Class A	1.89%	1.65%
Class C	2.39%	2.15%
Institutional Class	1.44%	1.20%

	The Alternative	The Multi-
	Income	Disciplinary Income
	Fund	Fund
No Load Class	0.95%	1.49%
Class A	1.20%	1.74%
Class C	1.70%	2.24%
Institutional Class	0.75%	1.29%

The
Spin-off
Fund
No Load Class	1.45%
Class A	1.50%
Class C	2.25%
Institutional Class	1.25%
For the period ended June 30, 2021, the rate earned by the Adviser from the Master Portfolios and Spin-off Fund and the waived fees/reimbursed expenses for the Funds are as follows:
	The Internet	The Global
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$—	$99,007

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$106,099	$76,459
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$189,132	N/A

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$56,736	$224,086
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$39,976	$ 14,812

	The Alternative	The Multi-
	Income	Disciplinary Income
	Fund	Fund
Annual Advisory Rate	0.90%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$81,295	$81,692
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$ 6,176	$12,412

The
Spin-off
Fund
Annual Advisory Rate	1.00%
Expenses Reimbursed by Adviser through
voluntary waiver	$50,484
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$13,302

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Funds’ average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

servicing fee in excess of 0.05% of a Funds’ average daily net assets attributable to Institutional Class shares until at least May 1, 2022. For the period ended June 30, 2021, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spinoff Funds.
Shareholder Servicing
Expenses for the
period ended
June 30, 2021
The Internet Fund	$ 283,128
The Global Fund	32,987
The Paradigm Fund	1,035,208
The Medical Fund	22,235
The Small Cap Opportunities Fund	317,867
The Market Opportunities Fund	156,558
The Alternative Income Fund	13,224
The Multi-Disciplinary Income Fund	29,472
The Spin-off Fund	26,624
The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.
For the period ended June 30, 2021, the Funds were allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.
The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”). One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the period ended June 30, 2021, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds were limited

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.
	12b-1 Expenses for
	the period ended
	June 30, 2021
	Advisor Class A	Advisor Class C
The Internet Fund	$ 4,543	$ 7,026
The Global Fund	788	27,635
The Paradigm Fund	178,049	361,121
The Medical Fund	2,589	293
The Small Cap Opportunities Fund	16,853	41,408
The Market Opportunities Fund	12,420	44,278
The Alternative Income Fund	908	2,065
The Multi-Disciplinary Income Fund	2,112	19,180
The Spin-off Fund	5,574	9,792
Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.
Distributor Sales
Load Fees for
the period ended
June 30, 2021
The Internet Fund	$4,434
The Global Fund	—
The Paradigm Fund	7,160
The Medical Fund	140
The Small Cap Opportunities Fund	227
The Market Opportunities Fund	2,997
The Alternative Income Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	99

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

4. Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, each Fund recorded the following reclassifications to the accounts listed below:
	INCREASE/(DECREASE)
	Accumulated
	Earnings
	(Deficit)	Paid In Capital
The Internet Fund	$ 531,334	$ (531,334)
The Global Fund	(6,041)	6,041
The Paradigm Fund	(2,740,047)	2,740,047
The Medical Fund	(47,398)	47,398
The Small Cap Opportunities Fund	(27,567)	27,567
The Market Opportunities Fund	(24,961)	24,961
The Alternative Income Fund	643	(643)
The Multi-Disciplinary Income Fund	—	—
The Spin-off Fund	(277)	277

5. Income Taxes
At December 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:
	Internet	Global	Paradigm	Medical
Net Unrealized Appreciation	$83,941,682	$6,928,151	$332,632,088	$7,625,956
Undistributed Ordinary Income	—	175,056	—	46,665
Undistributed Long-Term
Capital Gains	2,051,444	—	2,481,290	—
Total Distributable Earnings	$2,051,444	$175,056	$2,481,290	$46,665
Other Accumulated Loss	—	(346,404)	(1,741,577)	(188,245)
Total Accumulated Gain	$85,993,126	$6,756,803	$333,371,801	$7,484,376

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

				Multi-
	Small Cap	Market	Alternative	Disciplinary
	Opportunities	Opportunities	Income	Income
Net Unrealized
Appreciation (Depreciation)	$73,154,310	$39,608,196	$210,961	$(1,955,278)
Undistributed Ordinary Income	980,083	554,509	—	49,782
Undistributed Long-Term
Capital Gains	—	—	—	—
Total Distributable Earnings	$980,083	$554,509	$—	$49,782
Other Accumulated Loss	(12,897,001)	(105,499)	—	(2,454,222)
Total Accumulated Gain (Loss)	$61,237,392	$40,057,206	$210,961	$(4,359,718)

Spin-off
Fund
Net Unrealized Appreciation	$9,162,231
Undistributed Ordinary Income	26,901
Undistributed Long-Term
Capital Gains	—
Total Distributable Earnings	$26,901
Other Accumulated Loss	(1,033,666)
Total Accumulated Gain	$8,155,466
At December 31, 2020, the Funds had no accumulated net realized capital loss carryforwards that will expire in 2021.
At December 31, 2020, the Funds had the following short-term and long-term capital loss carryforwards without expiration.
	Capital Loss Carryforward
	Short-Term	Long-Term	Total
The Internet Fund	$—	$—	$—
The Global Fund	(140,278)	(206,126)	(346,404)
The Paradigm Fund	—	—	—
The Medical Fund	—	—	—
The Small Cap Opportunities Fund	(179,013)	(12,057,822)	(12,236,835)
The Market Opportunities Fund	(105,499)	—	(105,499)
The Alternative Income Fund	—	—	—
The Multi-Disciplinary Income Fund	(8,310)	(2,445,912)	(2,454,222)
The Spin-off Fund	(284,048)	(749,618)	(1,033,666)

For the year ended December 31, 2020, the Funds did not utilize any capital loss carryforwards.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

At December 31, 2020, the following Funds deferred, on a tax basis, post-October losses:
Post-October
Capital Loss
Deferral
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	(1,741,577)
The Medical Fund	(188,245)
The Small Cap Opportunities Fund	—
The Market Opportunities Fund	—
The Alternative Income Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	—

The tax components of dividends paid during the six month ended June 30, 2021 and the year ended December 31, 2020, are:

	The Internet Fund		The Global Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2021	$—	$—	$—	$—
2020	$—	$—	$—	$—

	The Paradigm Fund		The Medical Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2021	$—	$—	$—	$—
2020	$1,128,980	$12,542,536	$244,107	$242,995

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2021	$—	$—	$—	$—
2020	$—	$—	$232,242	$—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

	The Alternative		The Multi-Disciplinary
	Income Fund		Income Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2021	$—	$—	$318,477	$—
2020	$49,305	$—	$923,595	$—

The Spin-off Fund
	Ordinary	Long-Term
	Income	Capital Gains
	Distribution	Distribution
2021	$—	$—
2020	$131,101	$—
Each Feeder Fund and the Spin-off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Funds and the Spin-off Fund related to net capital gain to zero for the tax year ended December 31, 2020.
6. Securities Transactions, Tax Cost and Significant Investments – The Spin-off Fund
Purchases and sales of investment securities, other than short-term investments and short-term options, for the six month period ended June 30, 2021, were as follows for the Spin-off Fund:
	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-off Fund	$—	$134,791	$—	$501,549
As of December 31, 2020, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-off Fund:
The Spin-off
Fund
Tax Cost of Investments	$8,184,675
Unrealized Appreciation	11,135,253
Unrealized Depreciation	(1,973,022)
Net Unrealized Appreciation	$9,162,231

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

Significant Investments
The Spin-off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) exposes the fund to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2021, Spin-off Fund invested approximately 74% of its net assets in individual securities greater than 5% of net assets. See the Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the fund’s performance. At June 30, 2021, the Spin-off Fund holds 59% of its net assets in Texas Pacific Land Corp. and because a large portion of its revenue is derived from oil and gas royalties, the performance of the Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the fund given the concentration in this holding.
7. Summary of Fair Value Exposure – Spin-off Fund
Various inputs are used in determining the value of the Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-off Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value The Spin-off Fund’s net assets as of June 30, 2021:
The following is a summary of the inputs used to value The Kinetics Spin-off and Corporate Restructuring Fund’s net assets as of June 30, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$26,697,518	$1,678,502	$—	$28,376,020
Corporate Bonds	—	16,600	—	16,600
Total Investments in Securities	$26,697,518	$1,695,102	$—	$28,392,620
As of June 30, 2021, there were no investments in Level 3 securities.
During the six-month period ended June 30, 2021, there were no transfers into or out of Level 3.

^ See Schedule of Investments for breakout of investments by industry classification.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

8. Investment Adviser
The Spin-off Fund entered into Investment Advisory Agreements (the “Agreement”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Spin-off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-off Fund’s average daily net assets. For the period ended June 30, 2021, Spin-off Fund incurred $124,231 in expenses pursuant to the Agreement.
9. Subsequent Events
In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.
10. Tax Information (Unaudited)
The Medical, Market Opportunities, Paradigm and Spin-off Funds designated 100%, 100%, 100% and 100%, respectively, of dividends declared after December 31, 2020, from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The Medical, Market Opportunities, Alternative Income, Multi-Disciplinary Income, Paradigm and Spin-off Funds designated 40%, 100%, 100%, 100%, 8% and 100%, respectively, as ordinary income distributions and 92% and 60%, respectively, for the Paradigm and Medical as long-term capital gain distribution for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

For corporate shareholders in the Medical, Market Opportunities, Paradigm and Spin-off Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2020, which was designated as qualifying for the dividends-received deduction, is 100%, 100%, 100% and 100%, respectively. The Medical, Market Opportunities, Alternative Income, Multi-Disciplinary Income, Paradigm and Spin-off Funds designated 0.35%, 7.53%, 24.91%, 71.43%, 5.87% and 0.23%, respectively, of their ordinary income distributions for the fiscal year ended December 31, 2020, as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).
The Medical Funds designated 24% of their ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C).
11. Recent Accounting Pronouncements
Reference Rate Reform
In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

Investment Company Derivatives Risk Management Program (Rule 18f-4)
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Portfolio can enter into, eliminate the asset segregation framework currently used by portfolios to comply with Section 18 of the 1940 Act, and require portfolios whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Portfolios will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Portfolio(s). When fully implemented, Rule 18f-4 may require changes in how a Portfolio uses derivatives, adversely affect the Portfolio’s performance and increase costs related to the Portfolio’s use of derivatives.
SEC Modernizes Framework for Fund Valuation Practices (Rule 2a-5)
In December 2020, the SEC adopted a new rule providing a framework for portfolio valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit portfolio boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a portfolio must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of portfolio investments. The Portfolios will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Portfolios’ financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

12. Information about Proxy Voting (Unaudited)
Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
13. Information about the Portfolio Holdings (Unaudited)
The Spin-off Fund and Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Spin-off Fund’s and Feeder Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
14. Approval of Investment Advisory Contract by Directors of Kinetics Mutual Funds, Inc.
At a meeting of the Board of Directors of the Company held on March 10, 2021, the Board, including all of the Directors who are not interested persons under the 1940 Act (the “Independent Directors”), approved the Advisory Agreement between Horizon Kinetics Asset Management LLC (the “Adviser”) and Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). The Board noted that the Adviser has served as the sub-adviser to the Spin-off Fund since its inception. In reaching a decision to approve the Advisory Agreement (the “Agreement”), the Board of Directors, including all of the Independent Directors, considered, among; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

Spinoff Fund and the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Spin-off Fund’s expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Spin-off Fund grows and whether fee levels reflect these economies of scale for the benefit of the Spin-off Fund’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Spin-off Fund; (8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Spin-off Fund, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Spin-off Fund such as soft dollar arrangements by which brokers provide research to the Spin-off Fund or the Adviser in return for allocating the Spin-off Fund’s brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.
The Board of Directors, including all of the Independent Directors, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Spin-off Fund, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to the Spin-off Fund; and that the Spin-off Fund was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Directors, including all of the Independent Directors, concluded that it was appropriate to approve the Agreement.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

15. Liquidity Risk Management Program
Effective June 1, 2019, the Company adopted a liquidity risk management program (the “Liquidity Risk Management Program” or “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.
The rule requires funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. A fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.
The rule also requires funds to classify their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days a fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2021 (Unaudited)

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Fund’s Board of Directors (the “Board”). Furthermore, the Board receives a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and any material changes made to the Program.
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the Funds and the Program has been implemented effectively. The Program Administrator has monitored each Fund’s liquidity risk and the liquidity classification of the securities held by the Funds and determined that the Program is operating effectively.
During the period from April 1, 2020 to March 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights

			The Internet Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 53.01	$ 33.89	$ 27.19	$ 52.18	$ 39.33	$ 41.68
Income from Investment Operations:
Net investment income (loss)(2)	(0.41)	(0.29)	(0.25)	(0.48)	0.36	(0.68)
Net realized and unrealized gain
(loss) on investments	8.39	19.41	7.44	(13.77)	22.13	1.76
Total from Investment
Operations	7.98	19.12	7.19	(14.25)	22.49	1.08
Redemption Fees	0.04	0.00(3)	0.00(3)	0.02	0.00(3)	0.00(3)
Less Distributions:
From net realized gains	—	—	(0.49)	(10.76)	(9.64)	(3.43)
Total Distributions	—	—	(0.49)	(10.76)	(9.64)	(3.43)
Net Asset Value, End of Period	$ 61.03	$ 53.01	$ 33.89	$ 27.19	$ 52.18	$ 39.33
Total return	15.13%(6)	56.42%	26.45%	(27.32)%	57.43%	2.59%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$218,158	$169,374	$115,351	$102,268	$162,120	$109,930
Ratio of operating expenses to
average net assets:(4)	1.73%(7)	1.82%	1.84%	1.84%	1.84%	1.87%
Ratio of net investment income
(loss) to average net assets:	(1.28)%(7)	(0.80)%	(0.76)%	(1.05)%	0.79%	(1.68)%
Portfolio turnover rate(5)	2%	1%	1%	15%	44%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Internet Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 48.42	$31.03	$25.00	$49.27	$37.57	$40.07
Income from Investment Operations:
Net investment income (loss)(2)	(0.45)	(0.35)	(0.31)	(0.57)	0.24	(0.75)
Net realized and unrealized gain
(loss) on investments	7.66	17.74	6.83	(12.97)	21.09	1.68
Total from Investment
Operations	7.21	17.39	6.52	(13.54)	21.33	0.93
Redemption Fees	0.04	0.00(6)	—	0.03	0.01	—
Less Distributions:
From net realized gains	—	—	(0.49)	(10.76)	(9.64)	(3.43)
Total Distributions	—	—	(0.49)	(10.76)	(9.64)	(3.43)
Net Asset Value, End of Period	$ 55.67	$48.42	$31.03	$25.00	$49.27	$37.57
Total return(3)	14.97%(7)	56.04%	26.08%	(27.47)%	57.06%	2.32%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$ 3,765	$2,864	$2,296	$2,481	$4,185	$1,923
Ratio of operating expenses to
average net assets:(4)	1.98%(8)	2.07%	2.09%	2.09%	2.09%	2.12%
Ratio of net investment income
(loss) to average net assets:	(1.53)%(8)	(1.05)%	(1.01)%	(1.30)%	0.54%	(1.93)%
Portfolio turnover rate(5)	2%	1%	1%	15%	44%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
(6)	Amount calculated is less than $0.005.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Internet Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 40.49	$26.08	$21.18	$44.24	$34.52	$37.27
Income from Investment Operations:
Net investment income (loss)(2)	(0.49)	(0.43)	(0.39)	(0.70)	0.02	(0.88)
Net realized and unrealized gain
(loss) on investments	6.42	14.84	5.78	(11.61)	19.30	1.56
Total from Investment
Operations	5.93	14.41	5.39	(12.31)	19.32	0.68
Redemption Fees	0.03	0.00(5)	—	0.01	0.04	—
Less Distributions:
From net realized gains	—	—	(0.49)	(10.76)	(9.64)	(3.43)
Total Distributions	—	—	(0.49)	(10.76)	(9.64)	(3.43)
Net Asset Value, End of Period	$ 46.45	$40.49	$26.08	$21.18	$44.24	$34.52
Total return	14.72%(6)	55.25%	25.45%	(27.86)%	56.36%	1.83%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$ 1,764	$1,560	$ 943	$1,065	$1,847	$ 704
Ratio of operating expenses to average
net assets:(3)	2.48%(7)	2.57%	2.59%	2.59%	2.59%	2.62%
Ratio of net investment income (loss) to
average net assets:	(2.03)%(7)	(1.55)%	(1.51)%	(1.80)%	0.04%	(2.43)%
Portfolio turnover rate(4)	2%	1%	1%	15%	44%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Internet Portfolio.
(5)	Amount calculated is less than $0.005.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Global Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 8.30	$ 6.64	$ 5.46	$ 7.15	$ 5.23	$ 4.59
Income from Investment Operations:
Net investment income (loss)(2)	(0.04)	(0.03)	(0.00)(3)	(0.02)	0.10	(0.01)
Net realized and unrealized
gain (loss) on investments	1.60	1.69	1.18	(1.67)	2.47	0.67
Total from Investment
Operations	1.56	1.66	1.18	(1.69)	2.57	0.66
Redemption Fees	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	(0.10)	—
From net realized gains	—	—	—	0.00(3)	(0.55)	(0.02)
Total Distributions	—	—	—	0.00(3)	(0.65)	(0.02)
Net Asset Value, End of Period	$ 9.87	$ 8.30	$ 6.64	$ 5.46	$ 7.15	$ 5.23
Total return	18.92%(7)	25.00%	21.61%	(23.58)%	49.20%	14.40%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$19,601	$13,904	$8,115	$5,665	$8,577	$5,316
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.14%(8)	2.45%	2.53%	2.53%	3.07%(6)	3.04%
After expense
reimbursement(4)	1.39%(8)	1.39%	1.39%	1.39%	1.76%(6)	1.39%
Ratio of net investment income
(loss) to average net assets:	(0.81)%(8)	(0.46)%	0.01%	(0.30)%	1.69%	(0.17)%
Portfolio turnover rate(5)	4%	8%	5%	28%	169%	11%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
(6)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.69% before expense reimbursement and 1.39% after expense reimbursement.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Global Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 8.23	$ 6.60	$ 5.45	$ 7.15	$ 5.19	$ 4.57
Income from Investment Operations:
Net investment income (loss)(2)	(0.05)	(0.05)	(0.02)	(0.04)	0.09	(0.02)
Net realized and unrealized gain
(loss) on investments	1.60	1.68	1.17	(1.66)	2.45	0.66
Total from Investment
Operations	1.55	1.63	1.15	(1.70)	2.54	0.64
Redemption Fees	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.06	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	(0.09)	—
From net realized gains	—	—	—	0.00(3)	(0.55)	(0.02)
Total Distributions	—	—	—	0.00(3)	(0.64)	(0.02)
Net Asset Value, End of Period	$ 9.78	$ 8.23	$ 6.60	$ 5.45	$ 7.15	$ 5.19
Total return(4)	18.83%(8)	24.70%	21.10%	(23.72)%	50.29%	14.03%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$ 610	$ 574	$1,331	$1,012	$1,523	$ 309
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.39%(9)	2.70%	2.78%	2.78%	3.32%(7)	3.29%
After expense
reimbursement(5)	1.64%(9)	1.64%	1.64%	1.64%	2.01%(7)	1.64%
Ratio of net investment income
(loss) to average net assets:	(1.06)%(9)	(0.71)%	(0.24)%	(0.55)%	1.44%	(0.42)%
Portfolio turnover rate(6)	4%	8%	5%	28%	169%	11%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Global Portfolio.
(7)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.94% before expense reimbursement and 1.64% after expense reimbursement.
(8)	Not Annualized.
(9)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Global Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 7.67	$ 6.18	$ 5.12	$ 6.76	$ 4.99	$ 4.41
Income from Investment Operations:
Net investment income (loss)(2)	(0.07)	(0.07)	(0.04)	(0.07)	0.05	(0.04)
Net realized and unrealized gain
(loss) on investments	1.49	1.56	1.10	(1.57)	2.34	0.64
Total from Investment
Operations	1.42	1.49	1.06	(1.64)	2.39	0.60
Redemption Fees	0.00(3)	0.00(3)	—	—	—	—
Less Distributions:
From net investment income	—	—	—	—	(0.07)	—
From net realized gains	—	—	—	0.00(3)	(0.55)	(0.02)
Total Distributions	—	—	—	0.00(3)	(0.62)	(0.02)
Net Asset Value, End of Period	$ 9.09	$ 7.67	$ 6.18	$ 5.12	$ 6.76	$ 4.99
Total return	18.51%(7)	24.11%	20.70%	(24.20)%	48.02%	13.63%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$ 7,460	$5,982	$4,969	$4,284	$5,542	$1,920
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.89%(8)	3.20%	3.28%	3.28%	3.82%(6)	3.79%
After expense
reimbursement(4)	2.14%(8)	2.14%	2.14%	2.14%	2.51%(6)	2.14%
Ratio of net investment income
(loss) to average net assets:	(1.56)%(8)	(1.21)%	(0.74)%	(1.05)%	0.94%	(0.92)%
Portfolio turnover rate(5)	4%	8%	5%	28%	169%	11%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
(6)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 3.44% before expense reimbursement and 2.14% after expense reimbursement.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Paradigm Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 53.99	$ 53.38	$ 41.32	$ 48.32	$ 37.63	$ 31.24
Income from Investment Operations:
Net investment gain (loss)(2)	(0.26)	0.19	(0.36)	(0.50)	(0.34)	(0.36)
Net realized and unrealized gain
(loss) on investments	28.54	1.59	12.96	(2.20)	11.03	6.75
Total from Investment
Operations	28.28	1.78	12.60	(2.70)	10.69	6.39
Redemption Fees	0.01	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(0.18)	(0.01)	—	—	—
From net realized gains	—	(0.99)	(0.53)	(4.31)	—	—
Total Distributions	—	(1.17)	(0.54)	(4.31)	—	—
Net Asset Value, End of Period	$ 82.28	$ 53.99	$ 53.38	$ 41.32	$ 48.32	$ 37.63
Total return	52.40%(6)	3.32%	30.48%	(5.55)%	28.41%	20.45%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$437,593	$274,876	$348,402	$297,990	$339,189	$336,837
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.66%(7)	1.72%	1.72%	1.73%	1.74%	1.75%
After expense reimbursement(4)	1.64%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment loss to
average net assets:	(0.71)%(7)	0.42%	(0.72)%	(0.93)%	(0.82)%	(1.11)%
Portfolio turnover rate(5)	1%	1%	1%	3%	14%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Paradigm Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 51.99	$ 51.47	$ 39.95	$ 46.99	$ 36.69	$ 30.53
Income from Investment Operations:
Net investment gain (loss)(2)	(0.35)	0.07	(0.47)	(0.61)	(0.43)	(0.43)
Net realized and unrealized gain
(loss) on investments	27.48	1.51	12.52	(2.12)	10.73	6.59
Total from Investment
Operations	27.13	1.58	12.05	(2.73)	10.30	6.16
Redemption Fees	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(0.07)	—	—	—	—
From net realized gains	—	(0.99)	(0.53)	(4.31)	—	—
Total Distributions	—	(1.06)	(0.53)	(4.31)	—	—
Net Asset Value, End of Period	$ 79.13	$ 51.99	$ 51.47	$ 39.95	$ 46.99	$ 36.69
Total return(4)	52.20%(7)	3.05%	30.15%	(5.79)%	28.07%	20.18%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$176,918	$94,179	$115,580	$95,503	$108,029	$103,921
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.91%(8)	1.97%	1.97%	1.98%	1.99%	2.00%
After expense reimbursement(5)	1.89%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to
average net assets:	(0.96)%(8)	0.17%	(0.97)%	(1.18)%	(1.07)%	(1.36)%
Portfolio turnover rate(6)	1%	1%	1%	3%	14%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Paradigm Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Paradigm Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 47.77	$ 47.54	$ 37.12	$ 44.21	$ 34.68	$ 29.01
Income from Investment Operations:
Net investment loss(2)	(0.47)	(0.14)	(0.66)	(0.81)	(0.60)	(0.56)
Net realized and unrealized gain
(loss) on investments	25.21	1.36	11.61	(1.97)	10.13	6.23
Total from Investment
Operations	24.74	1.22	10.95	(2.78)	9.53	5.67
Redemption Fees	0.01	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	—	—
From net realized gains	—	(0.99)	(0.53)	(4.31)	—	—
Total Distributions	—	(0.99)	(0.53)	(4.31)	—	—
Net Asset Value, End of Period	$ 72.52	$ 47.77	$ 47.54	$ 37.12	$ 44.21	$ 34.68
Total return	51.81%(6)	2.56%	29.49%	(6.27)%	27.48%	19.55%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$82,642	$84,597	$113,300	$100,718	$118,924	$111,973
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.41%(7)	2.47%	2.47%	2.48%	2.49%	2.50%
After expense reimbursement(4)	2.39%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to
average net assets:	(1.46)%(7)	(0.33)%	(1.47)%	(1.68)%	(1.57)%	(1.86)%
Portfolio turnover rate(5)	1%	1%	1%	3%	14%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Paradigm Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 54.51	$ 53.87	$ 41.69	$ 48.62	$ 37.79	$ 31.30
Income from Investment Operations:
Net investment loss(2)	(0.19)	0.28	(0.26)	(0.39)	(0.26)	(0.30)
Net realized and unrealized gain
(loss) on investments	28.82	1.64	13.08	(2.23)	11.09	6.79
Total from Investment
Operations	28.63	1.92	12.82	(2.62)	10.83	6.49
Redemption Fees(3)	0.01	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	(0.29)	(0.11)	—	—	—
From net realized gains	—	(0.99)	(0.53)	(4.31)	—	—
Total Distributions	—	(1.28)	(0.64)	(4.31)	—	—
Net Asset Value, End of Period	$ 83.15	$ 54.51	$ 53.87	$ 41.69	$ 48.62	$ 37.79
Total return	52.54%(6)	3.55%	30.75%	(5.37)%	28.66%	20.73%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$273,813	$184,693	$202,378	$148,968	$208,692	$270,880
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.61%(7)	1.67%	1.67%	1.68%	1.69%	1.70%
After expense reimbursement(4)	1.44%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment loss to
average net assets:	(0.51)%(7)	0.62%	(0.51)%	(0.73)%	(0.62)%	(0.91)%
Portfolio turnover rate(5)	1%	1%	1%	3%	14%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Medical Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 28.13	$ 26.53	$ 23.47	$ 25.33	$ 26.62	$ 30.62
Income from Investment Operations:
Net investment income(2)	0.19	0.29	0.33	0.27	0.24	0.19
Net realized and unrealized gain
(loss) on investments	4.24	2.11	3.43	0.12	2.63	(2.64)
Total from Investment
Operations	4.43	2.40	3.76	0.39	2.87	(2.45)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	(0.31)	(0.35)	(0.29)	(0.26)	(0.22)
From net realized gains	—	(0.49)	(0.35)	(1.96)	(3.90)	(1.33)
Total Distributions	—	(0.80)	(0.70)	(2.25)	(4.16)	(1.55)
Net Asset Value, End of Period	$ 32.56	$ 28.13	$ 26.53	$ 23.47	$ 25.33	$ 26.62
Total return	15.75%(6)	9.04%	16.04%	1.67%	10.71%	(8.01)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$17,365	$15,462	$15,442	$14,814	$16,060	$17,560
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.25%(7)	2.26%	2.34%	2.23%	2.15%	2.08%
After expense reimbursement(4)	1.39%(7)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income to
average net assets:	1.32%(7)	1.12%	1.34%	1.03%	0.86%	0.69%
Portfolio turnover rate(5)	1%	7%	6%	0%	0%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Medical Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Medical Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$26.90	$25.41	$22.50	$24.33	$25.71	$29.57
Income from Investment Operations:
Net investment income(2)	0.15	0.22	0.26	0.19	0.17	0.12
Net realized and unrealized
gain (loss) on investments	4.04	2.02	3.28	0.11	2.53	(2.55)
Total from Investment
Operations	4.19	2.24	3.54	0.30	2.70	(2.43)
Redemption Fees	0.00(3)	0.00(3)	—	—	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(0.26)	(0.28)	(0.17)	(0.18)	(0.10)
From net realized gains	—	(0.49)	(0.35)	(1.96)	(3.90)	(1.33)
Total Distributions	—	(0.75)	(0.63)	(2.13)	(4.08)	(1.43)
Net Asset Value, End of Period	$31.09	$26.90	$25.41	$22.50	$24.33	$25.71
Total return(4)	15.58%(7)	8.82%	15.74%	1.36%	10.43%	(8.24)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,359	$2,039	$1,137	$1,319	$2,986	$3,687
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.50%(8)	2.51%	2.59%	2.48%	2.40%	2.33%
After expense
reimbursement(5)	1.64%(8)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income
to average net assets:	1.07%(8)	0.87%	1.09%	0.78%	0.61%	0.44%
Portfolio turnover rate(6)	1%	7%	6%	0%	0%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Medical Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

			The Medical Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$25.99	$24.54	$21.69	$23.57	$24.99	$28.82
Income from Investment Operations:
Net investment income (loss)(2)	0.08	0.09	0.13	0.07	0.03	(0.02)
Net realized and unrealized
gain (loss) on investments	3.89	1.93	3.16	0.11	2.45	(2.48)
Total from Investment
Operations	3.97	2.02	3.29	0.18	2.48	(2.50)
Redemption Fees	0.00(5)	0.00(5)	—	—	—	—
Less Distributions:
From net investment income	—	(0.08)	(0.09)	(0.10)	—	—
From net realized gains	—	(0.49)	(0.35)	(1.96)	(3.90)	(1.33)
Total Distributions	—	(0.57)	(0.44)	(2.06)	(3.90)	(1.33)
Net Asset Value, End of Period	$29.96	$25.99	$24.54	$21.69	$23.57	$24.99
Total return	15.31%(6)	8.21%	15.18%	0.90%	9.86%	(8.69)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$ 42	$ 109	$ 169	$ 320	$ 383	$ 422
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	3.00%(7)	3.01%	3.09%	2.98%	2.90%	2.83%
After expense
reimbursement(3)	2.14%(7)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income
(loss) to average net assets:	0.57%(7)	0.37%	0.59%	0.28%	0.11%	(0.06)%
Portfolio turnover rate(4)	1%	7%	6%	0%	0%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Medical Portfolio.
(5)	Amount calculated is less than $0.005.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$ 66.81	$ 65.31	$ 51.40	$ 51.25	$ 40.60	$ 32.64
Income from Investment Operations:
Net investment loss(2)	(0.38)	0.43	(0.29)	(0.35)	(0.33)	(0.36)
Net realized and unrealized gain
(loss) on investments	41.79	1.07	14.20	0.47	10.98	8.32
Total from Investment
Operations	41.41	1.50	13.91	0.12	10.65	7.96
Redemption Fees	0.05	0.00(3)	0.00(3)	0.03	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	—	—
Total Distributions	—	—	—	—	—	—
Net Asset Value, End of Period	$ 108.27	$ 66.81	$ 65.31	$ 51.40	$ 51.25	$ 40.60
Total return	62.06%(6)	2.30%	27.06%	0.29%	26.23%	24.39%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$219,371	$126,350	$180,575	$164,330	$133,960	$132,443
Ratio of operating expenses to average
net assets:
Before expense reimbursement	1.68%(7)	1.78%	1.75%	1.74%	1.78%	1.76%
After expense reimbursement(4)	1.64%(7)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment loss to
average net assets:	(0.79)%(7)	0.78%	(0.48)%	(0.60)%	(0.74)%	(1.03)%
Portfolio turnover rate(5)	3%	0%	4%	3%	9%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 64.41	$63.12	$ 49.81	$ 49.81	$ 39.55	$ 31.88
Income from Investment Operations:
Net investment gain (loss)(2)	(0.48)	0.28	(0.43)	(0.48)	(0.42)	(0.43)
Net realized and unrealized gain
on investments	40.27	1.01	13.74	0.48	10.68	8.10
Total from Investment
Operations	39.79	1.29	13.31	—	10.26	7.67
Redemption Fees	0.05	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	—	—
Total Distributions	—	—	—	—	—	—
Net Asset Value, End of Period	$104.25	$64.41	$ 63.12	$ 49.81	$ 49.81	$ 39.55
Total return(4)	61.85%(7)	2.04%	26.72%	0.00%	25.94%	24.06%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$16,586	$8,172	$11,986	$10,505	$11,735	$13,694
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.93%(8)	2.03%	2.00%	1.99%	2.03%	2.01%
After expense reimbursement(5)	1.89%(8)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to
average net assets:(5)	(1.04)%(8)	0.53%	(0.73)%	(0.85)%	(0.99)%	(1.28)%
Portfolio turnover rate(6)	3%	0%	4%	3%	9%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 60.85	$59.93	$ 47.53	$47.77	$38.12	$30.88
Income from Investment Operations:
Net investment loss(2)	(0.66)	0.02	(0.69)	(0.73)	(0.61)	(0.58)
Net realized and unrealized
gain (loss) on investments	38.02	0.90	13.09	0.49	10.26	7.82
Total from Investment
Operations	37.36	0.92	12.40	(0.24)	9.65	7.24
Redemption Fees	0.04	0.00(3)	—	0.00(3)	—	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	—	—
Total Distributions	—	—	—	—	—	—
Net Asset Value, End of Period	$ 98.25	$60.85	$ 59.93	$47.53	$47.77	$38.12
Total return	61.46%(6)	1.53%	26.09%	(0.50)%	25.31%	23.45%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,280	$8,684	$10,544	$8,373	$8,135	$8,426
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.43%(7)	2.53%	2.50%	2.49%	2.53%	2.51%
After expense
reimbursement(4)	2.39%(7)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment gain
(loss) to average net assets:	(1.54)%(7)	0.03%	(1.23)%	(1.35)%	(1.49)%	(1.78)%
Portfolio turnover rate(5)	3%	0%	4%	3%	9%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Small Cap Opportunities Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 68.25	$ 66.58	$ 52.30	$ 52.07	$ 41.16	$ 33.03
Income from Investment Operations:
Net investment loss(2)	(0.29)	0.55	(0.17)	(0.24)	(0.24)	(0.29)
Net realized and unrealized
gain (loss) on investments	42.70	1.12	14.45	0.47	11.15	8.42
Total from Investment
Operations	42.41	1.67	14.28	0.23	10.91	8.13
Redemption Fees	0.05	0.00(3)	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	—	—	—	—	—
Total Distributions	—	—	—	—	—	—
Net Asset Value, End of Period	$110.71	$ 68.25	$ 66.58	$ 52.30	$ 52.07	$ 41.16
Total return	62.21%(6)	2.51%	27.30%	0.44%	26.51%	24.61%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$67,009	$35,118	$66,459	$40,075	$27,514	$50,517
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.63%(7)	1.73%	1.70%	1.69%	1.73%	1.71%
After expense reimbursement(4)	1.44%(7)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment loss to
average net assets:	(0.59)%(7)	0.98%	(0.28)%	(0.40)%	(0.54)%	(0.83)%
Portfolio turnover rate(5)	3%	0%	4%	3%	9%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Market Opportunities Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 31.85	$ 26.71	$ 21.83	$ 26.72	$ 18.26	$ 15.16
Income from Investment Operations:
Net investment income (loss)(2)	(0.15)	0.10	(0.00)(3)	(0.14)	0.17	(0.15)
Net realized and unrealized
gain (loss) on investments	11 .79	5.12	4.97	(2.77)	8.46	3.25
Total from Investment
Operations	11.64	5.22	4.97	(2.91)	8.63	3.10
Redemption Fees	0.02	0.00(3)	0.00(3)	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	—	(0.08)	(0.09)	—	(0.17)	—
From net realized gains	—	—	—	(1.99)	—	—
Total Distributions	—	(0.08)	(0.09)	(1.99)	(0.17)	—
Net Asset Value, End of Period	$ 43.51	$ 31.85	$ 26.71	$ 21.83	$ 26.72	$ 18.26
Total return	36.61%(6)	19.55%	22.76%	(10.86)%	47.28%	20.45%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$93,638	$66,570	$56,987	$48,487	$51,298	$32,178
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.75%(7)	1.85%	1.84%	1.86%	1.92%	1.97%
After expense reimbursement(4)	1.40%(7)	1.40%	1.40%	1.64%	1.64%	1.64%
Ratio of net investment income
(loss) to average net assets:	(0.71)%(7)	0.40%	(0.01)%	(0.53)%	0.81%	(0.96)%
Portfolio turnover rate(5)	1%	2%	4%	8%	35%	5%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Market Opportunities Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 31.36	$26.29	$21.49	$26.41	$18.07	$15.04
Income from Investment Operations:
Net investment income (loss)(2)	(0.20)	0.04	(0.07)	(0.21)	0.11	(0.19)
Net realized and unrealized
gain (loss) on investments	11.59	5.04	4.89	(2.72)	8.37	3.22
Total from Investment
Operations	11.39	5.08	4.82	(2.93)	8.48	3.03
Redemption Fees	0.02	0.00(3)	—	0.00(3)	0.00(3)	—
Less Distributions:
From net investment income	—	(0.01)	(0.02)	—	(0.14)	—
From net realized gains	—	—	—	(1.99)	—	—
Total Distributions	—	(0.01)	(0.02)	(1.99)	(0.14)	—
Net Asset Value, End of Period	$ 42.77	$31.36	$26.29	$21.49	$26.41	$18.07
Total return(4)	36.38%(7)	19.31%	22.42%	(11.10)%	46.91%	20.15%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,201	$6,442	$6,868	$6,426	$7,557	$4,537
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.00%(8)	2.10%	2.09%	2.11%	2.17%	2.22%
After expense reimbursement(5)	1.65%(8)	1.65%	1.65%	1.89%	1.89%	1.89%
Ratio of net investment income
(loss) to average net assets:	(0.96)%(8)	0.15%	(0.26)%	(0.78)%	0.56%	(1.21)%
Portfolio turnover rate(6)	1%	2%	4%	8%	35%	5%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Market Opportunities Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 29.79	$25.10	$ 20.61	$25.53	$17.51	$14.65
Income from Investment Operations:
Net investment income
(loss)(2)	(0.28)	(0.08)	(0.18)	(0.33)	0.01	(0.26)
Net realized and unrealized
gain (loss) on investments	11.01	4.77	4.67	(2.60)	8.07	3.12
Total from Investment
Operations	10.73	4.69	4.49	(2.93)	8.08	2.86
Redemption Fees	0.01	0.00(5)	—	—	—	—
Less Distributions:
From net investment income	—	—	—	—	(0.06)	—
From net realized gains	—	—	—	(1.99)	—	—
Total Distributions	—	—	—	(1.99)	(0.06)	—
Net Asset Value, End of Period	$ 40.53	$29.79	$ 25.10	$20.61	$25.53	$17.51
Total return	36.05%(6)	18.69%	21.79%	(11.48)%	46.12%	19.52%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$11,820	$9,392	$10,051	$8,517	$8,139	$4,428
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.50%(7)	2.60%	2.59%	2.61%	2.67%	2.72%
After expense
reimbursement(3)	2.15%(7)	2.15%	2.15%	2.39%	2.39%	2.39%
Ratio of net investment income
(loss) to average net assets:	(1.46)%(7)	(0.35)%	(0.76)%	(1.28)%	0.06%	(1.71)%
Portfolio turnover rate(4)	1%	2%	4%	8%	35%	5%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Market Opportunities Portfolio.
(5)	Amount calculated is less than $0.005.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Market Opportunities Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 32.34	$ 27.11	$ 22.16	$ 27.04	$ 18.46	$15.29
Income from Investment Operations:
Net investment income (loss)(2)	(0.11)	0.15	0.05	(0.09)	0.22	(0.12)
Net realized and unrealized
gain (loss) on investments	11.97	5.22	5.04	(2.81)	8.55	3.29
Total from Investment
Operations	11.86	5.37	5.09	(2.90)	8.77	3.17
Redemption Fees	0.02	—	0.00(3)	0.01	0.02	—
Less Distributions:
From net investment income	—	(0.14)	(0.14)	—	(0.21)	—
From net realized gains	—	—	—	(1.99)	—	—
Total Distributions	—	(0.14)	(0.14)	(1.99)	(0.21)	—
Net Asset Value, End of Period	$ 44.22	$ 32.34	$ 27.11	$ 22.16	$ 27.04	$18.46
Total return	36.73%(6)	19.79%	22.98%	(10.70)%	47.65%	20.73%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$22,309	$14,260	$12,534	$ 9,471	$10,228	$2,426
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.70%(7)	1.80%	1.79%	1.81%	1.87%	1.92%
After expense reimbursement(3)	1.20%(7)	1.20%	1.20%	1.44%	1.44%	1.44%
Ratio of net investment income
(loss) to average net assets:	(0.51)%(7)	0.60%	0.19%	(0.33)%	1.01%	(0.76)%
Portfolio turnover rate(4)	1%	2%	4%	8%	35%	5%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Alternative Income Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$100.24	$ 98.28	$97.46	$97.57	$95.36	$91.68
Income from Investment Operations:
Net investment income (loss)(2)	(0.15)	0.25	1.39	0.92	0.08	(0.01)
Net realized and unrealized
gain (loss) on investments	(0.26)	1.91	1.01	(0.03)	2.12	3.69
Total from Investment
Operations	(0.41)	2.16	2.40	0.89	2.20	3.68
Redemption Fees	0.00(3)	0.02	—	0.01	0.01	0.00(3)
Less Distributions:
From net investment income	—	(0.22)	(1.58)	(1.01)	—	—
Total Distributions	—	(0.22)	(1.58)	(1.01)	—	—
Net Asset Value, End of Period	$ 99.83	$100.24	$98.28	$97.46	$97.57	$95.36
Total return	(0.41)%(6)	2.23%	2.47%	0.92%	2.32%	4.00%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$ 2,762	$ 2,642	$3,482	$4,265	$4,968	$5,664
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.28%(7)	2.16%	2.01%	1.88%	1.75%	1.78%
After expense
reimbursement(4)	0.95%(7)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income
(loss) to average net assets:	(0.30)%(7)	0.25%	1.41%	0.94%	0.08%	(0.01)%
Portfolio turnover rate(5)	0%	0%	0%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Alternative Income Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Alternative Income Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$98.97	$97.04	$96.24	$96.38	$94.44	$91.02
Income from Investment Operations:
Net investment income (loss)(2)	(0.27)	0.00(3)	1.13	0.66	(0.16)	(0.24)
Net realized and unrealized
gain (loss) on investments	(0.26)	1.92	1.00	(0.03)	2.10	3.65
Total from Investment
Operations	(0.53)	1.92	2.13	0.63	1.94	3.41
Redemption Fees	0.00(3)	0.01	—	—	0.00(3)	0.01
Less Distributions:
From net investment income	—	—	(1.33)	(0.77)	—	—
Total Distributions	—	—	(1.33)	(0.77)	—	—
Net Asset Value, End of Period	$98.44	$98.97	$97.04	$96.24	$96.38	$94.44
Total return(4)	(0.54)%(8)	1.99%	2.22%	0.65%	2.05%	3.76%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$ 861	$ 678	$ 856	$ 932	$1,501	$2,458
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.53%(9)	2.41%	2.26%	2.13%	2.00%	2.03%
After expense
reimbursement(5)	1.20%(9)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income
(loss) to average net assets:	(0.55)%(9)	0.00%(7)	1.16%	0.69%	(0.17)%	(0.26)%
Portfolio turnover rate(6)	0%	0%	0%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Alternative Income Portfolio.
(7)	Amount calculated is less than 0.005%.
(8)	Not Annualized.
(9)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Alternative Income Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$94.76	$93.41	$92.65	$92.73	$91.33	$88.46
Income from Investment Operations:
Net investment income (loss)(2)	(0.49)	(0.47)	0.62	0.17	(0.62)	(0.68)
Net realized and unrealized
gain (loss) on investments	(0.25)	1.81	0.98	(0.04)	2.02	3.55
Total from Investment
Operations	(0.74)	1.34	1.60	0.13	1.40	2.87
Redemption Fees	0.00(5)	0.02	—	—	—	—
Less Distributions:
From net investment income	—	(0.01)	(0.84)	(0.21)	—	—
Total Distributions	—	(0.01)	(0.84)	(0.21)	—	—
Net Asset Value, End of Period	$94.02	$94.76	$93.41	$92.65	$92.73	$91.33
Total return	(0.78)%(6)	1.46%	1.71%	0.15%	1.53%	3.23%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$ 391	$ 659	$ 711	$1,107	$1,513	$1,640
Ratio of operating expenses
to average net assets:
Before expense
reimbursement	3.03%(7)	2.91%	2.76%	2.63%	2.50%	2.53%
After expense
reimbursement(3)	1.70%(7)	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income
(loss) to average net assets:	(1.05)%(7)	(0.50)%	0.66%	0.19%	(0.67)%	(0.76)%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Alternative Income Portfolio.
(5)	Amount calculated is less than $0.005.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Alternative Income Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$101.57	$ 99.59	$98.73	$98.88	$96.66	$92.84
Income from Investment Operations:
Net investment income(2)	(0.05)	0.46	1.61	1.13	0.27	0.18
Net realized and unrealized
gain (loss) on investments	(0.27)	1.95	1.03	(0.05)	2.16	3.75
Total from Investment
Operations	(0.32)	2.41	2.64	1.08	2.43	3.93
Redemption Fees(3)	0.00	0.01	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	(0.44)	(1.78)	(1.23)	(0.21)	(0.11)
Total Distributions	—	(0.44)	(1.78)	(1.23)	(0.21)	(0.11)
Net Asset Value, End of Period	$101.25	$101.57	$99.59	$98.73	$98.88	$96.66
Total return	(0.32)%(6)	2.44%	2.69%	1.10%	2.51%	4.22%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$ 7,928	$ 8,612	$11,368	$12,718	$15,008	$18,165
Ratio of operating expenses
to average net assets:
Before expense
reimbursement	2.23%(7)	2.11%	1.96%	1.83%	1.70%	1.73%
After expense
reimbursement(4)	0.75%(7)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income
to average net assets:	(0.10)%(7)	0.45%	1.61%	1.14%	0.28%	0.19%
Portfolio turnover rate(5)	0%	0%	0%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Alternative Income Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Multi-Disciplinary Income Fund
			No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$10.45	$10.95	$10.46	$11.02	$10.95	$10.32
Income from Investment Operations:
Net investment income(2)	0.11	0.33	0.45	0.44	0.37	0.43
Net realized and unrealized
gain (loss) on investments	0.09	(0.50)	0.49	(0.55)	0.14	0.63
Total from Investment
Operations	0.20	(0.17)	0.94	(0.11)	0.51	1.06
Redemption Fees	0.01	0.00(3)	0.00(3)	—	0.00(3)	—
Less Distributions:
From net investment income	(0.12)	(0.33)	(0.45)	(0.45)	(0.44)	(0.43)
From net realized gains	—	—	—	—	—	—
Total Distributions	(0.12)	(0.33)	(0.45)	(0.45)	(0.44)	(0.43)
Net Asset Value, End of Period	$10.54	$10.45	$10.95	$10.46	$11.02	$10.95
Total return	2.04%(6)	(1.38)%	9.08%	(1.00)%	4.75%	10.41%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,252	$3,698	$6,025	$6,134	$6,974	$6,809
Ratio of operating expenses
to average net assets:
Before expense
reimbursement	2.10%(7)	2.13%	2.04%	1.97%	1.91%	1.85%
After expense
reimbursement(4)	1.49%(7)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income
to average net assets:	2.04%(7)	3.14%	4.10%	4.06%	3.37%	4.02%
Portfolio turnover rate(5)	0%	0%	0%	2%	16%	9%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Multi-Disciplinary Income Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$10.40	$10.90	$10.41	$10.96	$10.90	$10.27
Income from Investment Operations:
Net investment income(2)	0.09	0.30	0.42	0.41	0.34	0.40
Net realized and unrealized
gain (loss) on investments	0.09	(0.49)	0.49	(0.54)	0.13	0.63
Total from Investment
Operations	0.18	(0.19)	0.91	(0.13)	0.47	1.03
Redemption Fees	0.01	0.00(3)	—	—	0.00(3)	—
Less Distributions:
From net investment income	(0.11)	(0.31)	(0.42)	(0.42)	(0.41)	(0.40)
From net realized gains	—	—	—	—	—	—
Total Distributions	(0.11)	(0.31)	(0.42)	(0.42)	(0.41)	(0.40)
Net Asset Value, End of Period	$10.48	$10.40	$10.90	$10.41	$10.96	$10.90
Total return(4)	1.83%(7)	(1.62)%	8.81%	(1.18)%	4.40%	10.17%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,725	$1,801	$1,852	$2,811	$4,640	$6,935
Ratio of operating expenses
to average net assets:
Before expense
reimbursement	2.35%(8)	2.38%	2.29%	2.22%	2.16%	2.10%
After expense
reimbursement(5)	1.74%(8)	1.74%	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income
to average net assets:	1.79%(8)	2.87%	3.85%	3.81%	3.12%	3.77%
Portfolio turnover rate(6)	0%	0%	0%	2%	16%	9%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
(7)	Not Annualized.
(8)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Multi-Disciplinary Income Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$10.28	$10.78	$10.29	$10.86	$10.79	$10.18
Income from Investment Operations:
Net investment income(2)	0.07	0.24	0.36	0.35	0.29	0.34
Net realized and unrealized
gain (loss) on investments	0.08	(0.49)	0.50	(0.54)	0.14	0.62
Total from Investment
Operations	0.15	(0.25)	0.86	(0.19)	0.43	0.96
Redemption Fees	0.01	0.00(5)	—	—	—	—
Less Distributions:
From net investment income	(0.08)	(0.25)	(0.37)	(0.38)	(0.36)	(0.35)
From net realized gains	—	—	—	—	—	—
Total Distributions	(0.08)	(0.25)	(0.37)	(0.38)	(0.36)	(0.35)
Net Asset Value, End of Period	$10.36	$10.28	$10.78	$10.29	$10.86	$10.79
Total return	1.57%(6)	(2.16)%	8.40%	(1.83)%	4.00%	9.51%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,539	$5,747	$6,831	$7,727	$6,987	$7,790
Ratio of operating expenses
to average net assets:
Before expense
reimbursement	2.85%(7)	2.88%	2.79%	2.72%	2.66%	2.60%
After expense
reimbursement(4)	2.24%(7)	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income
to average net assets:	1.29%(7)	2.39%	3.35%	3.31%	2.62%	3.27%
Portfolio turnover rate(5)	0%	0%	0%	2%	16%	9%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
(5)	Amount calculated is less than $0.005.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

		The Multi-Disciplinary Income Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 10.47	$ 10.98	$ 10.48	$ 11.04	$ 10.97	$ 10.34
Income from Investment Operations:
Net investment income(2)	0.12	0.35	0.47	0.46	0.40	0.45
Net realized and unrealized
gain (loss) on investments	0.08	(0.51)	0.50	(0.54)	0.13	0.63
Total from Investment
Operations	0.20	(0.16)	0.97	(0.08)	0.53	1.08
Redemption Fees	0.01	0.00(3)	—	—	—	0.00(3)
Less Distributions:
From net investment income	(0.13)	(0.35)	(0.47)	(0.48)	(0.46)	(0.45)
From net realized gains	—	—	—	—	—	—
Total Distributions	(0.13)	(0.35)	(0.47)	(0.48)	(0.46)	(0.45)
Net Asset Value, End of Period	$ 10.55	$ 10.47	$ 10.98	$ 10.48	$ 11.04	$ 10.97
Total return	2.04%(6)	(1.25)%	9.38%	(0.80)%	4.93%	10.61%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$17,995	$14,975	$20,314	$20,567	$30,399	$78,084
Ratio of operating expenses
to average net assets:
Before expense
reimbursement	2.05%(7)	2.08%	1.99%	1.92%	1.86%	1.80%
After expense
reimbursement(4)	1.29%(7)	1.29%	1.29%	1.29%	1.29%	1.29%
Ratio of net investment income
to average net assets:	2.24%(7)	3.34%	4.30%	4.26%	3.57%	4.22%
Portfolio turnover rate(5)	0%	0%	0%	2%	16%	9%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
(6)	Not Annualized.
(7)	Annualized.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

		The Spin-off Fund
		No Load Class
	For the				December 11,
	Period	For the	For the	For the	2017^
	Ended	Year Ended	Year Ended	Year Ended	through
	June 30, 2021	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$13.45	$12.83	$ 9.77	$11.14	$10.81
Income from Investment Operations:
Net investment income (loss)(2)	(0.05)	0.10	(0.00)(3)	(0.08)	0.00(3)
Net realized and unrealized gain
(loss) on investments	8.79	0.60	3.06	(0.84)	0.33
Total from Investment
Operations	8.74	0.70	3.06	(0.92)	0.33
Redemption Fees	0.00(3)	—	—	—	—
Less Distributions:
From net investment income	—	(0.08)	—	—	—
From net realized gains	—	—	—	(0.45)	—
Total Distributions	—	(0.08)	—	(0.45)	—
Net Asset Value, End of Period	$22.19	$13.45	$12.83	$ 9.77	$11.14
Total return	64.98%(4)	5.44%	31.32%	(8.22)%	3.05%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$ 154	$ 18	$ 60	$ 11	$ 10
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	1.83%(5)	2.17%	1.96%	1.81%	1.70%(5)
After expense
reimbursement(6)	1.45%(5)	1.45%	1.45%	1.45%	1.45%(5)
Ratio of net investment income (loss)
to average net assets:	(0.53)%(5)	0.92%	(0.04)%	(0.63)%	(0.61)%(5)
Portfolio turnover rate	1%	0%	2%	9%	0%(4)

^ Commencement of operations.
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3) Amount calculated is less than $0.005.
(4) Not annualized.
(5) Annualized.
(6) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

			The Spin-off Fund
			Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	April 30,
	(Unaudited)	2020	2019	2018	2017^	2017

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$12.82	$12.25	$ 9.33	$10.67	$ 9.82	$ 8.52
Income from Investment Operations:
Net investment income (loss)(2)	(0.05)	0.09	(0.01)	(0.08)	(0.02)	0.03
Net realized and unrealized gain
(loss) on investments	8.37	0.55	2.93	(0.81)	1.29	1.45
Total from Investment
Operations	8.32	0.64	2.92	(0.89)	1.27	1.48
Redemption Fees	0.00(3)	—	—	—	—	—
Less Distributions:
From net investment income	—	(0.07)	—	—	0.00(3)	—
From net realized gains	—	—	—	(0.45)	(0.42)	(0.18)
Total Distributions	—	(0.07)	—	(0.45)	(0.42)	(0.18)
Net Asset Value, End of Period	$21.14	$12.82	$12.25	$ 9.33	$ 10.67	$ 9.82
Total return(4)	64.90%(5)	5.21%	31.30%	(8.30)%	12.95%(5)	17.36%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$6,809	$2,521	$3,574	$3,303	$ 4,322	$4,583
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.08%(6)	2.41%	2.21%	2.06%	2.07%(6)	2.45%
After expense
reimbursement(7)	1.50%(6)	1.50%	1.50%	1.50%	1.50%(6)	1.50%
Ratio of net investment income
(loss) to average net assets:	(0.58)%(6)	0.87%	(0.09)%	(0.68)%	(0.27)%(6)	0.31%
Portfolio turnover rate	1%	0%	2%	9%	0%(5)	11%

^ For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3) Amount calculated is less than $0.005.
(4) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5) Not annualized.
(6) Annualized.
(7) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

			The Spin-off Fund
			Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	April 30,
	(Unaudited)	2020	2019	2018	2017^	2017

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$11.98	$11.47	$ 8.80	$10.17	$ 9.43	$ 8.25
Income from Investment Operations:
Net investment loss(2)	(0.11)	0.01	(0.09)	(0.16)	(0.07)	(0.04)
Net realized and unrealized gain
(loss) on investments	7.81	0.50	2.76	(0.76)	1.23	1.40
Total from Investment
Operations	7.70	0.51	2.67	(0.92)	1.16	1.36
Redemption Fees	0.00(3)	—	—	—	—	—
Less Distributions:
From net investment income	—	(0.00)(6)	—	—	—	—
From net realized gains	—	—	—	(0.45)	(0.42)	(0.18)
Total Distributions	—	(0.00)(6)	—	(0.45)	(0.42)	(0.18)
Net Asset Value, End of Period	$19.68	$11.98	$11.47	$ 8.80	$ 10.17	$ 9.43
Total return	64.27%(3)	4.47%	30.34%	(9.00)%	12.31%(3)	16.46%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,162	$2,611	$4,064	$4,114	$ 5,526	$5,678
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	2.58%(4)	2.91%	2.71%	2.56%	2.82%(4)	3.20%
After expense
reimbursement(5)	2.25%(4)	2.25%	2.25%	2.25%	2.25%(4)	2.25%
Ratio of net investment loss to
average net assets:	(1.32)%(4)	0.12%	(0.84)%	(1.43)%	(1.02)%(4)	(0.44)%
Portfolio turnover rate	1%	0%	2%	9%	0%(3)	11%

^ For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3) Not annualized.
(4) Annualized.
(5) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6) Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

			The Spin-off Fund
			Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021	December 31,	December 31,	December 31,	December 31,	April 30,
	(Unaudited)	2020	2019	2018	2017^	2017

PER SHARE DATA:(1)
Net Asset Value, Beginning
of Period	$ 12.87	$ 12.32	$ 9.36	$ 10.68	$ 9.85	$ 8.53
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)	0.12	0.02	(0.05)	0.00(3)	0.05
Net realized and unrealized gain
(loss) on investments	8.41	0.55	2.95	(0.82)	1.29	1.45
Total from Investment
Operations	8.38	0.67	2.97	(0.87)	1.29	1.50
Redemption Fees	0.00(3)	0.00(3)	—	—	0.00(3)	—
Less Distributions:
From net investment income	—	(0.12)	(0.01)	—	(0.04)	—
From net realized gains	—	—	—	(0.45)	(0.42)	(0.18)
Total Distributions	—	(0.12)	(0.01)	(0.45)	(0.46)	(0.18)
Net Asset Value, End of Period	$ 21.25	$ 12.87	$ 12.32	$ 9.36	$ 10.68	$ 9.85
Total return	65.11%(4)	5.46%	31.74%	(8.11)%	13.07%	17.57%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$20,665	$12,387	$13,751	$11,290	$14,050	$12,022
Ratio of operating expenses to
average net assets:
Before expense
reimbursement	1.78%(5)	2.11%	1.91%	1.76%	1.83%(5)	2.20%
After expense
reimbursement(6)	1.22%(5)	1.25%	1.25%	1.25%	1.25%(5)	1.25%
Ratio of net investment income (loss)
to average net assets:	(0.33)%(5)	1.12%	0.16%	(0.43)%	(0.02)%(5)	0.56%
Portfolio turnover rate	1%	0%	2%	9%	0%(4)	11%

^ For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3) Amount calculated is less than $0.005.
(4) Not annualized.
(5) Annualized.
(6) See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2021

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance#	$77,570,291	34.7%
Mining, Quarrying, and Oil and Gas Extraction	33,636,133	15.0%
Information	20,594,970	9.2%
Administrative and Support and Waste Management and
Remediation Services	17,538,538	7.8%
Professional, Scientific, and Technical Services	15,035,575	6.7%
Retail Trade	5,376,545	2.4%
Management of Companies and Enterprises	2,399,742	1.1%
Arts, Entertainment, and Recreation	2,326,680	1.0%
Other Services (except Public Administration)	1,079,190	0.5%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $63,990,116 represents a cryptocurrency investment of 28.6% of total net assets as of June 30, 2021.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2021 — (Continued)

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
United States#	$12,077,684	43.7%
Canada	2,418,880	8.8%
Cayman Islands	953,913	3.4%
United Kingdom	499,033	1.8%
Netherlands	121,781	0.4%
Germany	104,725	0.4%
Brazil	101,029	0.4%
Australia	88,808	0.3%
Singapore	14,055	0.1%
France	8,891	0.0%
Japan	4,430	0.0%
Guernsey	3,088	0.0%
Bermuda	1,870	0.0%
Israel	1,297	0.0%

*	Excludes Short-Term Investments
#	In the United States Sector, $4,666,833 represents a cryptocurrency investment of 16.9% of total net assets as of June 30, 2021.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2021 — (Continued)

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$588,364,492	58.8%
Finance and Insurance#	124,023,194	12.4%
Information	49,521,501	4.9%
Real Estate	45,625,612	4.6%
Arts, Entertainment, and Recreation	34,116,832	3.4%
Management of Companies and Enterprises	24,641,188	2.5%
Accommodation and Food Services	15,211,185	1.5%
Professional, Scientific, and Technical Services	13,968,422	1.4%
Transportation and Warehousing	5,162,800	0.5%
Utilities	2,010,910	0.2%
Administrative and Support and Waste Management and
Remediation Services	1,309,680	0.1%
Construction	1,285,636	0.1%
Retail Trade	1,060,171	0.1%
Manufacturing	495,955	0.0%
Wholesale Trade	30,198	0.0%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $58,595,022 represents a cryptocurrency investment of 5.8% of total net assets as of June 30, 2021.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2021 — (Continued)

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$18,613,538	94.0%
Professional, Scientific, and Technical Services	979,718	4.9%
Health Care and Social Assistance	53,187	0.3%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2021 — (Continued)

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$172,190,686	54.9%
Management of Companies and Enterprises	27,134,849	8.7%
Real Estate	26,859,984	8.6%
Professional, Scientific, and Technical Services	15,176,070	4.8%
Finance and Insurance#	14,046,191	4.5%
Accommodation and Food Services	12,237,082	3.9%
Arts, Entertainment, and Recreation	7,227,749	2.3%
Manufacturing	5,987,704	1.9%
Transportation and Warehousing	3,698,820	1.2%
Wholesale Trade	932,805	0.3%
Information	410,992	0.1%
Retail Trade	100,860	0.0%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $9,157,825 represents a cryptocurrency investment of 2.9% of total net assets as of June 30, 2021.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2021 — (Continued)

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$61,253,223	44.4%
Finance and Insurance#	29,778,836	21.6%
Management of Companies and Enterprises	3,921,170	2.9%
Information	3,375,984	2.4%
Real Estate	3,329,630	2.4%
Transportation and Warehousing	1,345,880	1.0%
Accommodation and Food Services	189,855	0.1%
Retail Trade	168,878	0.1%
Wholesale Trade	78,908	0.1%
Manufacturing	25,592	0.0%
Professional, Scientific, and Technical Services	12,246	0.0%
Machinery Manufacturing	5,201	0.0%

*	Excludes Short-Term Investments
#	In the Finance and Insurance Sector, $17,942,350 represents a cryptocurrency investment of 13.0% of total net assets as of June 30, 2021.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2021 — (Continued)

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$5,985,006	49.7%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2021 — (Continued)

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$5,581,004	20.2%
Transportation and Warehousing	2,947,046	10.6%
Finance and Insurance	2,887,942	10.4%
Construction	2,055,530	7.4%
Information	725,677	2.6%
Wholesale Trade	77,456	0.3%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2021 (Unaudited)

COMMON STOCKS — 49.82%	Shares	Value
Administrative and Support Services — 0.05%
CreditRiskMonitor.com, Inc.*[f]	780	$ 1,950
Expedia Group, Inc.*	648	106,084
		108,034
Aerospace and Defense — 5.89%
CACI International, Inc. — Class A*	43,200	11,021,184
ManTech International Corporation — Class A	25,000	2,163,500
		13,184,684
Broadcasting (except Internet) — 0.42%
The E.W. Scripps Company — Class A	40,000	815,600
MSG Networks, Inc. — Class A*	8,000	116,640
		932,240
Credit Intermediation and Related Activities — 0.78%
LendingTree, Inc.*	8,233	1,744,408
Data Processing, Hosting, and Related Services — 11.69%
IHS Markit Limited — ADR	400	45,064
MasterCard, Inc. — Class A	7,000	2,555,630
PayPal Holdings, Inc.*[c]	59,800	17,430,504
Verisk Analytics, Inc.	7,000	1,223,040
Visa, Inc. — Class A	21,000	4,910,220
		26,164,458
E-Commerce — 2.39%
eBay, Inc.	76,200	5,350,002
Electronics and Appliance Stores — 0.01%
AMC Networks, Inc.*	200	13,360
Funds, Trusts, and Other Financial Vehicles — 0.05%
Mesabi Trust	3,300	116,820
Management of Companies and Enterprises — 1.07%
Galaxy Digital Holdings Ltd.*	128,000	2,399,742
Office of Other Holding Companies — 0.87%
Miami International Holdings, Inc.*ag	268,000	1,943,000
Oil and Gas Extraction — 15.03%
Texas Pacific Land Corp.[c]	21,026	33,636,133

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

	Shares	Value
Other Information Services — 3.54%
Alphabet, Inc. — Class A*	1,600	$ 3,906,864
Alphabet, Inc. — Class C*	1,600	4,010,112
		7,916,976
Other Motor Vehicle Dealers — 0.01%
Copart, Inc.*	100	13,183
Other Professional, Scientific, and Technical Services — 0.35%
GMO Internet, Inc.	28,400	774,580
Other Telecommunications — 1.29%
Liberty Broadband Corporation — Series A*	8,000	1,345,360
Liberty Broadband Corporation — Series C*	7,600	1,319,816
Liberty Latin America Limited — Class C — ADR*	16,496	232,594
		2,897,770
Performing Arts, Spectator Sports, and Related Industries — 0.15%
Madison Square Garden Entertainment Corp.*	4,000	335,880
Professional, Scientific, and Technical Services — 0.96%
Cookpad, Inc.*	244,000	551,276
IAC/InterActiveCorp*	7,000	1,079,190
Vimeo, Inc.*	10,715	525,035
		2,155,501
Promoters of Performing Arts, Sports, and Similar Events — 0.31%
Madison Square Garden Sports Corp. — Class A*	4,000	690,280
Satellite Telecommunications — 0.05%
DISH Network Corp. — Class A*	2,728	114,030
Securities and Commodity Exchanges — 0.05%
NASDAQ, Inc.	700	123,060
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 4.28%
CME Group, Inc.	4,180	889,003
MarketAxess Holdings, Inc.	5,000	2,317,950
OTC Markets Group, Inc. — Class A	120,900	6,371,430
VPC Impact Acquisition Holdings — ADR*^	1,000	10,010
		9,588,393

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

	Shares	Value
Spectator Sports — 0.58%
Liberty Media Corp.-Liberty Braves — Class A*	8,000	$ 225,760
Liberty Media Corp.-Liberty Braves — Class C*	8,000	222,160
Liberty Media Corp.-Liberty Formula One — Class A*	20,000	852,600
		1,300,520
TOTAL COMMON STOCKS
(cost $63,134,194)		111,503,054

UNIT INVESTMENT TRUST — 28.59%
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 28.59%
Grayscale Bitcoin Trust*^c	2,550,599	63,990,116
TOTAL UNIT INVESTMENT TRUST
(cost $6,561,450)		63,990,116

WARRANTS — 0.03%	Shares
Office of Other Holding Companies — 0.03%
Miami International Holdings, Inc.ag	40,819	64,494
TOTAL WARRANTS
(cost $–)		64,494
TOTAL INVESTMENTS — 78.44%
(cost $69,695,644)		$175,557,664

Percentages are stated as a percent of net assets.
^ – This security or a portion of this security was out on loan at June 30, 2021. Total loaned securities had a market value of $13,838,339 at June 30, 2021. The total collateral for the loaned securities was cash in the amount of $14,854,976.
* – Non-income producing security.
a – Value determined using significant unobservable inputs.
c – Significant Investment — Greater than 5% of net assets.
g – Illiquid.
ADR– American Depository Receipt.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

COMMON STOCKS — 42.32%	Shares	Value

Accommodation — 1.29%
Civeo Corp. — ADR*	20,033	$ 356,587
Aerospace and Defense — 4.91%
CACI International, Inc. — Class A*	5,324	1,358,259
Elbit Systems Ltd. — ADR	10	1,297
		1,359,556
All Other Miscellaneous Store Retailers (except Tobacco Stores) — 0.05%
Wilmar International Ltd.	4,200	14,055
Diversified Financials — 0.44%
Euronext NV	1,120	121,781
European Exchanges — 0.38%
Deutsche Boerse AG	600	104,725
Funds, Trusts, and Other Financial Vehicles — 2.34%
Grayscale Ethereum Classic Trust*	24	972
Mesabi Trust	18,300	647,820
		648,792
Industrial Machinery Manufacturing — 0.45%
TerraVest Industries, Inc.*	8,000	125,331
Insurance Carriers and Related Activities — 0.01%
Brookfield Asset Management Reinsurance Partners Ltd. — ADR*	28	1,435
Management of Companies and Enterprises — 3.56%
Associated Capital Group, Inc. — Class A	4,400	170,984
Galaxy Digital Holdings Ltd.*	43,400	813,662
		984,646
Mining (except Oil and Gas) — 4.71%
Altius Minerals Corp.*	200	2,748
Franco-Nevada Corporation — ADR	3,600	522,252
NovaGold Resources, Inc. — ADR*	4,000	32,040
Sandstorm Gold Ltd. — ADR*	36,400	287,196
Wheaton Precious Metals Corporation — ADR	10,400	458,328
		1,302,564
Oil and Gas Extraction — 16.71%
Texas Pacific Land Corp.[c]	2,890	4,623,249
Other Exchanges — 0.17%
ASX Ltd.	800	46,623
Other Financial Investment Activities — 1.06%
Brookfield Asset Management, Inc. — Class A	4,000	203,920
Burford Capital Ltd.	300	3,087
GAMCO Investors, Inc. — Class A	1,800	45,180
Morgan Group Holding Co.*[f]	53	274
Omni Bridgeway Ltd.	15,000	42,185
		294,646

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

	Shares	Value
Other Investment Pools and Funds — 0.40%
Partners Value Investments LP*[g]	2,193	$ 110,588
Other Pipeline Transportation — 0.03%
Rubis SCA	200	8,891
Other Telecommunications — 0.00%
Liberty Latin America Limited — Class A — ADR*	9	125
Liberty Latin America Limited — Class C — ADR*	22	310
		435
Professional, Scientific, and Technical Services — 0.06%
IAC/InterActiveCorp*	100	15,417
Real Estate — 1.00%
DREAM Unlimited Corp.*[f]	100	2,136
PrairieSky Royalty Limited*^	22,600	273,658
		275,794
Securities and Commodity Exchanges — 0.37%
B3 SA — Brasil Bolsa Balcao	30,000	101,029
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.61%
CME Group, Inc.	500	106,340
IntercontinentalExchange Group, Inc.	500	59,350
Japan Exchange Group Inc. — ADR*	400	4,430
		170,120
Support Activities for Mining — 0.08%
Maverix Metals, Inc. — ADR^	4,000	21,560
Support Activities for Water Transportation — 2.31%
Braemar Shipping Services plc	2,200	9,221
Clarkson plc	11,100	489,812
Siem Industries, Inc. — ADR*[f]	5,500	140,250
		639,283
Transportation Equipment Manufacturing — 1.38%
The Boeing Company*	1,600	383,296
TOTAL COMMON STOCKS
(cost $5,854,196)		11,710,403

PREFERRED STOCKS — 0.04%
Other Investment Pools and Funds — 0.04%
Partners Value Investments LP — Class A*[g]	515	12,000
TOTAL PREFERRED STOCKS
(cost $9,785)		12,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

UNIT INVESTMENT TRUST — 16.89%	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 16.89%
Grayscale Bitcoin Trust*^[c]	156,520	$ 4,665,861
TOTAL UNIT INVESTMENT TRUST
(cost $236,525)		4,665,861

	Principal
CONVERTIBLE BONDS — 0.00%	Amount	Value
Department Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019ef	41,080	282
TOTAL CONVERTIBLE BONDS
(cost $41,080)		282

CORPORATE BONDS — 0.00%
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.00%
GAMCO Investors, Inc., 4.000%, 06/15/2023[f]	400	400
TOTAL CORPORATE BONDS
(cost $400)		400

WARRANTS — 0.04%	Shares
Other Investment Pools and Funds — 0.04%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[g]	1,893	10,537
TOTAL WARRANTS
(cost $7,160)		10,537
TOTAL INVESTMENTS — 59.29%
(cost $6,149,146)		$ 16,399,483

Percentages are stated as a percent of net assets.

* – Non-income producing security.
^ – This security or a portion of this security was out on loan at June 30, 2021. Total loaned securities had a market value of $636,994 at June 30, 2021. The total collateral for the loaned securities was cash in the amount of $677,405.
c – Significant Investment — Greater than 5% of net assets.
e – Default or other conditions exist and the security is not presently accruing income.
f – Level 2 Investment.
g – Illiquid.
ADR – American Depository Receipt.
CAD – Canadian Dollars.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

COMMON STOCKS — 84.66%	Shares	Value
Accommodation — 0.49%
Civeo Corp. — ADR*	273,666	$ 4,871,255
Administrative and Support Services — 0.13%
Expedia Group, Inc.*	8,000	1,309,680
Aerospace and Defense — 1.29%
CACI International, Inc. — Class A*	50,800	12,960,096
Beverage and Tobacco Product Manufacturing — 0.05%
Crimson Wine Group Limited*	54,262	495,955
Cable and Other Subscription Programming — 0.57%
Discovery Communications, Inc. — Class A*^	119,700	3,672,396
Discovery Communications, Inc. — Class C*	69,800	2,022,804
		5,695,200
Casinos & Gaming — 0.13%
Las Vegas Sands Corp.*	24,400	1,285,636
Data Processing, Hosting, and Related Services — 0.01%
IHS Markit Limited — ADR	1,200	135,192
E-Commerce — 0.11%
eBay, Inc.	15,100	1,060,171
Food Services and Drinking Places — 1.03%
The Wendy’s Company	441,500	10,339,930
Funds, Trusts, and Other Financial Vehicles — 0.08%
Grayscale Ethereum Classic Trust*	12	486
Mesabi Trust	23,220	821,988
		822,474
Insurance Carriers and Related Activities — 0.22%
Brookfield Asset Management Reinsurance Partners Ltd. — ADR*	5,768	300,030
Markel Corporation*	1,600	1,898,736
		2,198,766
Management of Companies and Enterprises — 2.46%
Associated Capital Group, Inc. — Class A	261,290	10,153,730
Bollore SA	16,200	86,825
Galaxy Digital Holdings Ltd.*	1,400	26,247
Icahn Enterprises LP	261,400	14,374,386
		24,641,188

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

	Shares	Value
Mining (except Oil and Gas) — 2.89%
Franco-Nevada Corporation — ADR	180,000	$ 26,112,600
Sandstorm Gold Ltd. — ADR*	90,000	710,100
Wheaton Precious Metals Corporation — ADR	48,000	2,115,360
		28,938,060
Oil and Gas Extraction — 55.84%
Texas Pacific Land Corp.[c]	349,584	559,243,508
Tourmaline Oil Corp.*[f]	6,400	182,924
		559,426,432
Other Financial Investment Activities — 4.96%
Brookfield Asset Management, Inc. — Class A	836,300	42,634,574
Brookfield Business Partners LP	5,000	231,200
GAMCO Investors, Inc. — Class A	2,200	55,220
Morgan Group Holding Co.*[f]	5,841	30,198
Onex Corp. — ADR	93,700	6,788,565
		49,739,757
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP*[g]	800	40,342
Other Professional, Scientific, and Technical Services — 0.09%
GMO Internet, Inc.	32,000	872,766
Other Telecommunications — 3.90%
Liberty Broadband Corporation — Series A*	11,100	1,866,687
Liberty Broadband Corporation — Series C*	123,660	21,474,795
Liberty Media Corp.-Liberty SiriusXM — Class A*	145,000	6,754,100
Liberty Media Corp.-Liberty SiriusXM — Class C*	193,500	8,976,465
		39,072,047
Performing Arts, Spectator Sports, and Related Industries — 2.62%
Live Nation Entertainment, Inc.*	299,600	26,241,964
Professional, Scientific, and Technical Services — 0.01%
Cookpad, Inc.*	60,000	135,559
Real Estate — 4.55%
DREAM Unlimited Corp.*[f]	182,100	3,889,971
Equity Lifestyle Properties, Inc. — REIT	106,600	7,921,446
The Howard Hughes Corporation*	339,500	33,087,670
PrairieSky Royalty Limited*^	60,000	726,525
		45,625,612

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

	Shares	Value
Satellite Telecommunications — 0.46%
DISH Network Corp. — Class A*	35,600	$ 1,488,080
EchoStar Corporation — Class A*	128,900	3,130,981
		4,619,061
Securities and Commodity Exchanges — 0.87%
Cboe Global Markets, Inc.	73,100	8,702,555
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.39%
Brookfield Infrastructure Corporation — Class A — ADR	4,900	369,460
CME Group, Inc.	16,300	3,466,684
IntercontinentalExchange Group, Inc.	500	59,350
MarketAxess Holdings, Inc.	100	46,359
		3,941,853
Spectator Sports — 0.79%
Liberty Media Corp.-Liberty Formula One — Class A*	88,600	3,777,018
Liberty Media Corp.-Liberty Formula One — Class C*	85,000	4,097,850
		7,874,868
Support Activities for Water Transportation — 0.52%
Clarkson plc	101,800	4,492,150
Siem Industries, Inc. — ADR*[f]	26,300	670,650
		5,162,800
Utilities — 0.20%
Brookfield Infrastructure Partners LP	36,200	2,010,910
TOTAL COMMON STOCKS
(cost $197,315,437)		848,220,129

PREFERRED STOCKS — 0.00%
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP — Class A*[g]	217	5,056
TOTAL PREFERRED STOCKS
(cost $1,764)		5,056

UNIT INVESTMENT TRUST — 5.85%
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 5.85%
Grayscale Bitcoin Trust*^[c]	1,965,600	58,594,536
TOTAL UNIT INVESTMENT TRUST
(cost $26,406,964)		58,594,536

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

	Principal
CORPORATE BONDS — 0.00%	Amount	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.00%
GAMCO Investors, Inc., 4.000%, 06/15/2023[f]	3,600	$ 3,600
TOTAL CORPORATE BONDS
(cost $3,600)		3,600

WARRANTS — 0.00%	Shares
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[g]	800	4,453
TOTAL WARRANTS
(cost $2,367)		4,453
TOTAL INVESTMENTS — 90.51%
(cost $223,730,132)		$906,827,774

Percentages are stated as a percent of net assets.
* – Non-income producing security.
^ – This security or a portion of this security was out on loan at June 30, 2021. Total loaned securities had a market value of $47,485,488 at June 30, 2021. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $50,730,422.
c – Significant Investment — Greater than 5% of net assets.
f – Level 2 Investment.
g – Illiquid.
ADR – American Depository Receipt.
CAD – Canadian Dollars.
REIT – Real Estate Investment Trust.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

COMMON STOCKS — 99.15%	Shares	Value
Ambulatory Health Care Services — 0.27%
Viatris, Inc.	3,722	$53,187
Chemical Manufacturing — 14.12%
Alnylam Pharmaceuticals, Inc.*	3,000	508,560
Bluebird Bio, Inc.*	3,000	95,940
Editas Medicine, Inc.*	8,000	453,120
Galectin Therapeutics, Inc.*	24,000	76,800
Intellia Therapeutics, Inc.*	10,000	1,619,100
Organon & Co.*	1,400	42,364
		2,795,884
Pharmaceutical and Medicine Manufacturing — 79.86%
AbbVie, Inc.[c]	10,000	1,126,400
Agenus, Inc.*	148	813
Alkermes plc*	22,000	539,440
AMGEN, Inc.	4,000	975,000
Arena Pharmaceuticals, Inc.*	4,500	306,900
AstraZeneca plc — ADR	14,000	838,600
Biogen, Inc.*[c]	3,750	1,298,512
Bristol-Myers Squibb Company[c]	23,500	1,570,270
Eli Lilly & Co.[c]	6,500	1,491,880
Gilead Sciences, Inc.	11,000	757,460
GlaxoSmithKline plc — ADR	14,673	584,279
Immune Pharmaceuticals, Inc.*	1	—
Ionis Pharmaceuticals, Inc.*	8,000	319,120
Johnson & Johnson[c]	7,000	1,153,180
Merck & Co., Inc.[c]	14,000	1,088,780
Novartis AG — ADR[c]	14,000	1,277,360
Pacific Biosciences of California, Inc.*	12,000	419,640
Pfizer, Inc.[c]	30,000	1,174,800
Sanofi — ADR	17,000	895,220
		15,817,654
Professional, Scientific, and Technical Services — 4.90%
CRISPR Therapeutics AG*	6,000	971,340
TOTAL COMMON STOCKS
(cost $9,405,320)		19,638,065

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

RIGHTS — 0.04%	Shares	Value
Scientific Research and Development Services — 0.04%
Ligand Pharmaceuticals, Inc.*[f]	44,000	$ 7,480
Ligand Pharmaceuticals, Inc.*[f]	44,000	260
Ligand Pharmaceuticals, Inc.*[f]	44,000	348
Ligand Pharmaceuticals, Inc.*#f	44,000	290
		8,378
TOTAL RIGHTS
(cost $0)		8,378
TOTAL INVESTMENTS — 99.19%
(cost $9,405,320)		$ 19,646,443

Percentages are stated as a percent of net assets.
* – Non-income producing security.
# – Contingent value right (contingent upon profitability of company).
c – Significant Investment — Greater than 5% of net assets.
f – Level 2 Investment.
ADR – American Depository Receipt.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

COMMON STOCKS — 88.02%	Shares	Value
Accommodation — 1.74%
Civeo Corp. — ADR*	306,441	$5,454,650
Aerospace and Defense — 4.62%
CACI International, Inc. — Class A*	56,800	14,490,816
Beverage and Tobacco Product Manufacturing — 0.23%
Crimson Wine Group Limited*	77,200	705,608
Broadcasting (except Internet) — 0.01%
MSG Networks Inc. — Class A*	2,400	34,992
Chemical Manufacturing — 1.32%
Inter Parfums, Inc.	57,400	4,132,800
Electronics and Appliance Stores — 0.02%
AMC Networks, Inc.*	1,000	66,800
Food Services and Drinking Places — 2.16%
The Wendy’s Company	289,600	6,782,432
Funds, Trusts, and Other Financial Vehicles — 0.05%
Grayscale Ethereum Classic Trust*	60	2,429
Mesabi Trust^	4,700	166,380
		168,809
Machinery Manufacturing — 0.37%
Colfax Corporation*	24,000	1,099,440
Oshkosh Corp.	400	49,856
		1,149,296
Management of Companies and Enterprises — 8.66%
Associated Capital Group, Inc. — Class A	207,200	8,051,792
Dundee Corporation — Class A*	1,482,000	1,849,536
Galaxy Digital Holdings Ltd.*	376,000	7,049,242
Icahn Enterprises LP	176,400	9,700,236
RIT Capital Partners plc	14,400	484,044
		27,134,850
Merchant Wholesalers, Durable Goods — 0.29%
Dorman Products, Inc.*	8,800	912,296
Mining (except Oil and Gas) — 1.32%
Altius Minerals Corp.*	10,000	137,383
Sandstorm Gold Ltd. — ADR*	480,400	3,790,356
Wheaton Precious Metals Corporation — ADR	5,000	220,350
		4,148,089

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

	Shares	Value
Motor Vehicle and Parts Dealers — 0.01%
AutoNation, Inc.*	200	$ 18,962
Penske Automotive Group, Inc.	200	15,098
		34,060
Oil and Gas Extraction — 53.61%
Permian Basin Royalty Trust	103,600	582,232
Texas Pacific Land Corp.[c]	104,673	167,449,585
		168,031,817
Other Financial Investment Activities — 0.63%
GAMCO Investors, Inc. — Class A	4,900	122,989
Morgan Group Holding Co.*[f]	3,967	20,509
Onex Corporation[f]	25,300	1,837,087
		1,980,585
Other Investment Pools and Funds — 0.59%
Urbana Corporation — Class A*	686,271	1,854,637
Other Pipeline Transportation — 0.83%
Rubis SCA	58,700	2,609,430
Performing Arts, Spectator Sports, and Related Industries — 2.29%
Live Nation Entertainment, Inc.*	81,700	7,156,103
Madison Square Garden Entertainment Corp.*	360	30,229
		7,186,332
Professional, Scientific, and Technical Services — 0.22%
Cookpad, Inc.*	303,300	685,254
Promoters of Performing Arts, Sports, and Similar Events — 0.01%
Madison Square Garden Sports Corp. — Class A*	240	41,417
Real Estate — 8.57%
DREAM Unlimited Corp.cf	913,600	19,516,076
Equity Commonwealth REIT	400	10,480
The Howard Hughes Corporation*	66,300	6,461,598
PrairieSky Royalty Limited*^	72,000	871,830
		26,859,984
Support Activities for Mining — 0.00%
Maverix Metals, Inc. — ADR	2,000	10,780
Support Activities for Water Transportation — 0.35%
Braemar Shipping Services plc	255,700	1,071,739
Clarkson plc	400	17,651
		1,089,390

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

	Shares	Value
Telecommunications — 0.12%
LICT Corporation*[f]	16	$ 376,000
TOTAL COMMON STOCKS
(cost $97,123,009)		275,941,124

UNIT INVESTMENT TRUST — 2.92%
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 2.92%
Grayscale Bitcoin Trust*^	307,125	9,155,396
TOTAL UNIT INVESTMENT TRUST
(cost $3,240,000)		9,155,396

	Principal
CORPORATE BONDS — 0.00%	Amount	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.00%
GAMCO Investors, Inc., 4.000%, 06/15/2023[f]	7,200	7,200
TOTAL CORPORATE BONDS
(cost $7,200)		7,200

WARRANTS — 0.29%	Shares
Other Investment Pools and Funds — 0.29%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[g]	161,700	900,073
TOTAL WARRANTS
(cost $440,386)		900,073
TOTAL INVESTMENTS — 91.23%
(cost $100,810,595)		$286,003,793

Percentages are stated as a percent of net assets.
* – Non-income producing security.
^ – This security or a portion of this security was out on loan at June 30, 2021. Total loaned securities had a market value of $9,945,565 at June 30, 2021. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $10,654,716.
c – Significant Investment - Greater than 5% of net assets.
f – Level 2 Investment.
g – Illiquid.
ADR – American Depository Receipt.
CAD – Canadian Dollars.
REIT – Real Estate Investment Trust.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

COMMON STOCKS — 61.58%	Shares	Value
Accommodation — 0.14%
Civeo Corp. — ADR*	10,666	$ 189,855
Aerospace and Defense — 0.01%
CACI International, Inc. — Class A*	48	12,246
All Other Miscellaneous Store Retailers (except Tobacco Stores) — 0.00%
Wilmar International Ltd.	100	335
Beverage and Tobacco Product Manufacturing — 0.02%
Crimson Wine Group Limited*	2,800	25,592
Data Processing, Hosting, and Related Services — 2.45%
IHS Markit Limited — ADR	400	45,064
MasterCard, Inc. — Class A	4,000	1,460,360
Visa, Inc. — Class A	8,000	1,870,560
		3,375,984
Diversified Financials — 0.59%
Euronext NV	2,520	274,007
Sprott, Inc.*[f]	4,115	161,964
TMX Group Ltd.*	3,600	380,271
		816,242
E-Commerce — 0.12%
eBay, Inc.	2,400	168,504
European Exchanges — 0.23%
Deutsche Boerse AG	1,800	314,176
Funds, Trusts, and Other Financial Vehicles — 0.54%
Grayscale Ethereum Classic Trust*	12	485
Mesabi Trust^	21,142	748,427
		748,912
Global Exchanges — 0.05%
Hellenic Exchanges — Athens Stock Exchange SA	800	3,889
London Stock Exchange Group Plc	600	66,149
		70,038
Industrial Machinery Manufacturing — 0.00%
TerraVest Industries, Inc.*	332	5,201
Insurance Carriers and Related Activities — 0.04%
Arthur J. Gallagher & Co.	400	56,032
Brookfield Asset Management Reinsurance Partners Ltd. — ADR*	25	1,292
		57,324

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

	Shares	Value
Management of Companies and Enterprises — 2.84%
Associated Capital Group, Inc. — Class A	45,848	$ 1,781,653
Dundee Corporation — Class A*	1,800	2,247
Galaxy Digital Holdings Ltd.*	114,000	2,137,270
		3,921,170
Merchant Wholesalers, Durable Goods — 0.06%
A-Mark Precious Metals, Inc.	1,600	74,400
Mining (except Oil and Gas) — 2.27%
Franco-Nevada Corporation — ADR	9,144	1,326,520
Sandstorm Gold Ltd. — ADR*	60,400	476,556
Wheaton Precious Metals Corporation — ADR	30,288	1,334,792
		3,137,868
Office of Other Holding Companies — 0.50%
Miami International Holdings, Inc.*ag	95,000	688,750
Oil and Gas Extraction — 42.11%
Texas Pacific Land Corp.[c]	36,328	58,115,355
Other Exchanges — 0.19%
ASX Ltd.	4,400	256,426
Other Financial Investment Activities — 0.28%
Brookfield Asset Management, Inc. — Class A	3,600	183,528
GAMCO Investors, Inc. — Class A	8,000	200,799
Morgan Group Holding Co.*[f]	872	4,508
		388,835
Other Investment Pools and Funds — 2.29%
Partners Value Investments LP*[g]	43,516	2,194,406
Urbana Corporation*	3,200	8,777
Urbana Corporation — Class A*	356,004	962,095
		3,165,278
Real Estate — 2.41%
DREAM Unlimited Corp.*[f]	133,400	2,849,655
The Howard Hughes Corporation*	4,900	477,554
PrairieSky Royalty Limited*^	200	2,422
		3,329,631
Securities and Commodity Exchanges — 1.35%
Cboe Global Markets, Inc.	7,806	929,304
NASDAQ, Inc.	2,400	421,920
NZX Limited	364,202	509,153
		1,860,377

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 2.11%
Burford Capital Ltd. — ADR	100	$ 1,039
CME Group, Inc.	5,891	1,252,898
IntercontinentalExchange Group, Inc.	12,900	1,531,230
Japan Exchange Group Inc. — ADR*^	7,200	79,740
MarketAxess Holdings, Inc.	48	22,252
OTC Markets Group Inc. — Class A	400	21,080
VPC Impact Acquisition Holdings — ADR*^	100	1,001
		2,909,240
Support Activities for Water Transportation — 0.98%
Clarkson plc	30,500	1,345,880
TOTAL COMMON STOCKS
(cost $26,627,074)		84,977,619

PREFERRED STOCKS — 0.20%
Other Investment Pools and Funds — 0.20%
Partners Value Investments LP — Class A*[g]	11,832	275,686
TOTAL PREFERRED STOCKS
(cost $219,010)		275,686

UNIT INVESTMENT TRUST — 13.00%
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 13.00%
Grayscale Bitcoin Trust*^[c]	601,874	17,941,864
TOTAL UNIT INVESTMENT TRUST
(cost $1,459,082)		17,941,864

	Principal
CONVERTIBLE BONDS — 0.00%	Amount	Value
Department Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019*ef	5,720	39
TOTAL CONVERTIBLE BONDS
(cost $5,720)		39

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2021 (Unaudited) — (Continued)

	Principal
CORPORATE BONDS — 0.01%	Amount	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.01%
GAMCO Investors, Inc., 4.000%, 06/15/2023	14,000	$ 14,000
TOTAL CORPORATE BONDS
(cost $14,000)		14,000

EXCHANGE TRADED FUNDS — 0.01%	Shares
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.01%
ProShares Short VIX Short-Term Futures ETF*	200	11,110
TOTAL EXCHANGE TRADED FUNDS
(cost $6,796)		11,110

WARRANTS — 0.19%
Office of Other Holding Companies — 0.02%
Miami International Holdings, Inc. Expiration: 04/08/2026,
Exercise Price: 7.50 USD*ag	14,469	22,861
Other Investment Pools and Funds — 0.17%
Partners Value Investments LP Expiration: 06/30/2026,
Exercise Price: 32.45 CAD*[g]	43,516	242,224
TOTAL WARRANTS
(cost $130,104)		265,085
TOTAL INVESTMENTS — 74.99%
(cost $28,461,786)		$103,485,403

Percentages are stated as a percent of net assets.
* – Non-income producing security.
^ – This security or a portion of this security was out on loan at June 30, 2021. Total loaned securities had a market value of $1,708,820 at June 30, 2021. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $1,831,560.
a – Value determined using significant unobservable inputs.
c – Significant Investment — Greater than 5% of net assets.
e – Default or other conditions exist and the security is not presently accruing income.
f – Level 2 Investment.
g – Illiquid.
ADR – American Depository Receipt.
CAD – Canadian Dollars.
ETF – Exchange Traded Fund.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

EXCHANGE TRADED FUNDS — 49.72%	Shares	Value
Funds, Trusts, and Other Financial Vehicles — 49.72%
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	54,000	$ 2,959,740
PIMCO Enhanced Short Maturity Active ETF	4,700	479,259
SPDR Barclays Short Term Corporate Bond ETF	24,000	751,200
Vanguard Short-Term Corporate Bond ETF	21,700	1,794,807
TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,793)		5,985,006
TOTAL INVESTMENTS — 49.72%
(cost $5,804,793)		$ 5,985,006

Percentages are stated as a percent of net assets.
ETF – Exchange Traded Fund.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

COMMON STOCKS — 0.28%	Shares	Value
Merchant Wholesalers, Durable Goods — 0.28%
Valaris Ltd. — ADR*	2,682	$ 77,456
TOTAL COMMON STOCKS
(cost $567,646)		77,456

	Principal
CONVERTIBLE BONDS — 2.46%	Amount	Value
Pipeline Transportation of Natural Gas — 2.46%
Cheniere Energy, Inc., 4.250%, 03/15/2045[f]	800,000	681,766
TOTAL CONVERTIBLE BONDS
(cost $673,088)		681,766

CORPORATE BONDS — 37.70%
Broadcasting (except Internet) — 0.76%
CSC Holdings LLC, 5.875%, 09/15/2022[f]	200,000	210,507
Chemical Manufacturing — 12.03%
Ashland, Inc., 4.750%, 08/15/2022cf	3,000,000	3,111,487
The Chemours Company, 7.000%, 05/15/2025[f]	214,000	221,122
		3,332,609
Construction of Buildings — 7.42%
Lennar Corporation, 4.750%, 11/15/2022cf	1,960,000	2,055,530
Deep Sea, Coastal, and Great Lakes Water Transportation — 7.51%
Stolt-Nielsen Limited, 6.375%, 09/21/2022cf	2,000,000	2,080,038
Fabricated Metal Product Manufacturing — 0.92%
Ball Corporation, 5.250%, 07/01/2025[f]	224,000	253,485
Food Manufacturing — 7.20%
Lamb Weston Holdings, Inc.[f]
4.625%, 11/01/2024▪	1,000,000	1,037,535
4.875%, 11/01/2026▪	925,000	957,375
		1,994,910
Telecommunications — 1.86%
Lumen Technologies, Inc., 5.800%, 03/15/2022[f]	500,000	515,170
TOTAL CORPORATE BONDS
(cost $10,012,915)		10,442,249

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Consolidated Portfolio of Investments — June 30, 2021(Unaudited) — (Continued)

	Principal
MUNICIPAL BONDS — 0.67%	Amount	Value
Support Activities for Air Transportation — 0.67%
Branson Missouri Regional Airport Transportation Development District,
5.000%, 04/01/2043+eg	1,154,515	$ 185,242
TOTAL MUNICIPAL BONDS
(cost $2,270,138)		185,242

CLOSED-END FUNDS — 10.43%	Shares
Funds, Trusts, and Other Financial Vehicles — 10.43%
DoubleLine Opportunistic Credit Fund	50,900	1,021,054
PIMCO Dynamic Income Fund[c]	64,800	1,866,888
TOTAL CLOSED-END FUNDS
(cost $3,331,810)		2,887,942
TOTAL INVESTMENTS — 51.54%
(cost $16,855,597)		$ 14,274,655

Percentages are stated as a percent of net assets.
▪  – The percentage of net assets comprised of 144a securities was 7.20%.
+ – Security is considered illiquid. The aggregate value of such securities is $185,242 or 0.67% of net assets.
c – Significant Investment — Greater than 5% of net assets.
e – Default or other conditions exist and the security is not presently accruing income.
f – Level 2 Investment.
g – Illiquid.
ADR – American Depository Receipt.
* – Non-income producing security.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
June 30, 2021 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
ASSETS:
Investments, at value(1)(2)	$175,557,664	$16,399,483
Cash	48,454,380	12,053,015
Cash proceeds from securities lending	14,854,976	677,405
Receivable for contributed capital	241,286	80,062
Receivable for investments sold	9,090	—
Dividends and interest receivable	3,427	16,733
Prepaid expenses and other assets	25,126	1,173
Total Assets	239,145,949	29,227,871
LIABILITIES:
Payable to Adviser	229,103	29,117
Payable to Trustees	4,454	542
Payable to Chief Compliance Officer	345	29
Payable for securities purchased	—	7,491
Payable for collateral received for securities loaned	14,854,976	677,405
Payable for withdrawn capital	194,954	816,462
Accrued expenses and other liabilities	50,526	22,541
Total Liabilities	15,334,358	1,553,587
Net Assets	$223,811,591	$27,674,284
(1) Cost of investments	$69,695,644	$6,149,146
(2) Includes loaned securities with a market value of	$13,838,339	$636,993

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2021 (Unaudited)

	The Paradigm
	Portfolio	The Medical
	(Consolidated)	Portfolio
ASSETS:
Investments, at value(1)(2)	$906,827,774	$19,646,443
Cash	95,833,101	142,030
Cash proceeds from securities lending	50,730,422	—
Receivable for contributed capital	481,821	1,126
Receivable for investments sold	220,873	—
Dividends and interest receivable	68,756	59,068
Prepaid expenses and other assets	104,649	1,219
Total Assets	1,054,267,396	19,849,886
LIABILITIES:
Payable to Adviser	1,011,456	18,982
Payable to Trustees	18,222	312
Payable to Chief Compliance Officer	1,212	26
Payable for collateral received for securities loaned	50,730,422	—
Payable for withdrawn capital	431,411	10,198
Accrued expenses and other liabilities	143,677	14,232
Total Liabilities	52,336,400	43,750
Net Assets	$1,001,930,996	$19,806,136
(1) Cost of investments	$223,730,132	$9,405,320
(2) Includes loaned securities with a market value of	$47,485,488	$—
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2021 (Unaudited)

	The
	Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
ASSETS:
Investments, at value(1)(2)	$286,003,793	$103,485,403
Cash	27,880,812	34,624,559
Cash proceeds from securities lending	10,654,716	1,831,560
Receivable for contributed capital	574,496	115,695
Receivable for investments sold	9,090	—
Dividends and interest receivable	206,178	3,384
Prepaid expenses and other assets	18,364	7,756
Total Assets	325,347,449	140,068,357
LIABILITIES:
Payable to Adviser	316,914	140,530
Payable to Trustees	5,477	2,589
Payable to Chief Compliance Officer	300	180
Payable for collateral received for securities loaned	10,654,716	1,831,560
Payable for withdrawn capital	880,978	57,926
Accrued expenses and other liabilities	53,309	33,054
Total Liabilities	11,911,694	2,065,839
Net Assets	$313,435,755	$138,002,518
(1) Cost of investments	$100,810,595	$28,461,786
(2) Includes loaned securities with a market value of	$9,945,565	$1,708,820
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2021 (Unaudited)

	The	The Multi-
	Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
ASSETS:
Investments, at value(1)(2)	$5,985,006	$14,274,655
Cash	6,075,562	13,286,022
Receivable for contributed capital	—	24,547
Dividends and interest receivable	116	160,743
Prepaid expenses and other assets	410	1,054
Total Assets	12,061,094	27,747,021
LIABILITIES:
Payable to Adviser	9,005	27,709
Payable to Trustees	222	496
Payable to Chief Compliance Officer	20	47
Payable for withdrawn capital	—	9,803
Accrued expenses and other liabilities	13,372	17,437
Total Liabilities	22,619	55,492
Net Assets	$12,038,475	$27,691,529
(1) Cost of investments	$5,804,793	$16,855,597
(2) Includes loaned securities with a market value of	—	—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$231,325	$67,385
Interest	7,566	1,751
Income from securities lending	266,444	7,245
Total investment income	505,335	76,381
EXPENSES:
Investment advisory fees	1,413,236	164,469
Administration fees	44,212	11,338
Professional fees	17,667	9,112
Fund accounting fees	17,773	2,519
Trustees’ fees	10,254	1,173
Chief Compliance Officer fees	2,026	224
Custodian fees and expenses	9,543	5,168
Registration fees	1,004	2,791
Other expenses	3,436	388
Total expenses	1,519,151	197,182
Net investment loss	(1,013,816)	(120,801)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	2,089,072	250,661
Net change in unrealized appreciation of:
Investments and foreign currency	21,280,318	3,011,605
Net realized and unrealized gain on investments	23,369,390	3,262,266
Net increase in net assets resulting from operations	$22,355,574	$3,141,465
† Net of foreign taxes withheld of:	$1,103	$2,914
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2021 (Unaudited)

	The Paradigm
	Portfolio	The Medical
	(Consolidated)	Portfolio
INVESTMENT INCOME:
Dividends†	$3,034,617	$239,855
Interest	16,009	20
Income from securities lending	1,132,228	2,104
Total investment income	4,182,854	241,979
EXPENSES:
Investment advisory fees	5,661,616	111,364
Administration fees	145,148	9,885
Professional fees	45,399	4,932
Fund accounting fees	63,749	1,815
Trustees’ fees	38,489	767
Chief Compliance Officer fees	7,244	153
Custodian fees and expenses	23,288	482
Registration fees	1,895	26
Other expenses	15,960	345
Total expenses	6,002,788	129,769
Net investment income (loss)	(1,819,934)	112,210
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	5,574,877	33,149
Net change in unrealized appreciation of:
Investments and foreign currency	337,068,603	2,551,071
Net realized and unrealized gain on investments	342,643,480	2,584,220
Net increase in net assets resulting from operations	$340,823,546	$2,696,430
† Net of foreign taxes withheld of:	$57,796	$11,086

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2021 (Unaudited)

	The
	Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$957,159	$382,659
Interest	2,339	5,773
Income from securities lending	169,401	60,387
Total investment income	1,128,899	448,819
EXPENSES:
Investment advisory fees	1,653,508	806,578
Administration fees	45,148	27,360
Professional fees	17,318	12,903
Fund accounting fees	17,830	10,029
Trustees’ fees	10,864	5,647
Chief Compliance Officer fees	1,954	1,084
Custodian fees and expenses	9,738	7,135
Registration fees	593	2,726
Other expenses	4,743	2,036
Total expenses	1,761,696	875,498
Net investment loss	(632,797)	(426,679)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	1,311,517	595,298
Net change in unrealized appreciation of:
Investments and foreign currency	108,110,176	34,050,374
Net realized and unrealized gain on investments	109,421,693	34,645,672
Net increase in net assets resulting from operations	$108,788,896	$34,218,993
† Net of foreign taxes withheld of:	$41,765	$13,579

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2021 (Unaudited)

	The	The Multi-
	Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$39,326	$119,324
Interest	833	358,390
Income from securities lending	—	213
Total investment income	40,159	477,927
EXPENSES:
Investment advisory fees	55,507	168,957
Administration fees	9,254	11,806
Professional fees	4,686	5,243
Fund accounting fees	994	3,505
Trustees’ fees	505	1,101
Chief Compliance Officer fees	98	221
Custodian fees and expenses	524	3,685
Registration fees	26	31
Other expenses	280	621
Total expenses	71,874	195,170
Net investment income (loss)	(31,715)	282,757
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	—	170,529
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(33,887)	64,613
Net realized and unrealized gain (loss) on investments	(33,887)	235,142
Net increase (decrease) in net assets resulting from operations	$(65,602)	$517,899

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2021	December 31,	June 30, 2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020
OPERATIONS:
Net investment loss	$(1,013,816)	$(425,140)	$(120,801)	$(100,432)
Net realized gain on sale of
investments and foreign currency	2,089,072	3,019,154	250,661	9,473
Net change in unrealized appreciation
of investments and foreign
currency	21,280,318	59,789,361	3,011,605	4,113,381
Net increase in net assets resulting
from operations	22,355,574	62,383,375	3,141,465	4,022,422
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM BENEFICIAL
INTEREST TRANSACTIONS:
Contributions	37,756,680	7,770,046	9,049,694	3,893,514
Withdrawals	(10,191,142)	(14,948,968)	(4,980,569)	(1,870,598)
Net increase (decrease) in net assets
resulting from capital
share transactions	27,565,538	(7,178,922)	4,069,125	2,022,916
Total increase in net assets	49,921,112	55,204,453	7,210,590	6,045,338
NET ASSETS:
Beginning of period	173,890,479	118,686,026	20,463,694	14,418,356
End of period	$223,811,591	$173,890,479	$27,674,284	$20,463,694

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio
	(Consolidated)		The Medical Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2021	December 31,	June 30, 2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020
OPERATIONS:
Net investment income (loss)	$(1,819,934)	$4,287,324	$112,210	$177,117
Net realized gain on sale
of investments and foreign
currency	5,574,877	17,672,827	33,149	266,162
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	337,068,603	(28,986,307)	2,551,071	1,262,827
Net increase (decrease) in net assets
resulting from operations	340,823,546	(7,026,156)	2,696,430	1,706,106
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	55,883,213	3,165,502	221,803	3,411,267
Withdrawals	(53,500,384)	(136,914,828)	(753,910)	(4,259,206)
Net increase (decrease) in net assets
resulting from beneficial
interest transactions	2,382,829	(133,749,326)	(532,107)	(847,939)
Total increase (decrease) in net assets	343,206,375	(140,775,482)	2,164,323	858,167
NET ASSETS:
Beginning of period	658,724,621	799,500,103	17,641,813	16,783,646
End of period	$1,001,930,996	$658,724,621	$19,806,136	$17,641,813

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Portfolio		Opportunities Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2021	December 31,	June 30, 2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020
OPERATIONS:
Net investment gain (loss)	$(632,797)	$1,902,916	$(426,679)	$334,890
Net realized gain (loss) on sale
of investments and
foreign currency	1,311,517	(5,219,911)	595,298	32,711
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	108,110,176	(8,887,713)	34,050,374	13,440,674
Net increase (decrease) in net assets
resulting from operations	108,788,896	(12,204,708)	34,218,993	13,808,275
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	46,505,156	353,007	15,508,562	7,450,092
Withdrawals	(20,320,151)	(79,457,203)	(8,425,633)	(11,037,162)
Net increase (decrease) in net assets
resulting from beneficial
interest transactions	26,185,005	(79,104,196)	7,082,929	(3,587,070)
Total increase (decrease) in net assets	134,973,901	(91,308,904)	41,301,922	10,221,205
NET ASSETS:
Beginning of period	178,461,854	269,770,758	96,700,596	86,479,391
End of period	$313,435,755	$178,461,854	$138,002,518	$96,700,596

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-Disciplinary
	Income Portfolio		Income Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2021	December 31,	June 30, 2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020
OPERATIONS:
Net investment income (loss)	$(31,715)	$8,791	$282,757	$956,923
Net realized gain (loss) on sale of
investments, foreign currency, written
options and distributions received
from other investment companies	—	—	170,529	(830,990)
Net change in unrealized appreciation
(depreciation) of investments, foreign
currency and written options	(33,887)	146,889	64,613	(997,440)
Net increase (decrease) in net assets
resulting from operations	(65,602)	155,680	517,899	(871,507)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM BENEFICIAL
INTEREST TRANSACTIONS:
Contributions	534,188	7,566,629	5,014,094	3,334,817
Withdrawals	(1,138,238)	(11,555,389)	(4,232,674)	(11,275,410)
Net increase (decrease) in net assets
resulting from beneficial
interest transactions	(604,050)	(3,988,760)	781,420	(7,940,593)
Total Increase (decrease) in net assets	(669,652)	(3,833,080)	1,299,319	(8,812,100)
NET ASSETS:
Beginning of period	12,708,127	16,541,207	26,392,210	35,204,310
End of period	$12,038,475	$12,708,127	$27,691,529	$26,392,210

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements
June 30, 2021 (Unaudited)

1. Organization
The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non- diversified” series of the Trust, except The Global Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Alternative Income Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.
Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.
Each of the Master Portfolios, except for The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio, seeks to provide investors with long-term capital growth. The Alternative Income Portfolio seeks to provide current income and gains. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Alternative Income and Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.
2. Significant Accounting Policies
Security Valuation
Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.
Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

traded on other foreign markets. At June 30, 2021, 0.90% and 0.52% of the net assets of The Internet Portfolio and The Market Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2021.
Bitcoin
The Master Portfolios may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments. At June 30, 2021, 28.6%, 16.9%, 5.8%, 2.9%, and 13.0% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Consolidation of Subsidiaries
The consolidated financial statements include the accounts of Cayman, Ltd., Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (the “Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. Each Master Portfolio can invest up to 25% of its total

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, a Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.
The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Cayman Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.
As of June 30, 2021, the respective Cayman Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:
Internet Portfolio	$19,688,432	8.80%
Global Portfolio	$950,503	3.43%
Paradigm Portfolio	$60,138,672	6.00%
Small Cap Opportunities Portfolio	$9,424,052	3.01%
Market Opportunities Portfolio	$4,591,126	3.33%

The Delaware Subsidiary is organized under Delaware law. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to its respective Master Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

As of June 30, 2021, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:
Internet Portfolio	$3,356	0.00%
Global Portfolio	$3,344	0.01%
Market Opportunities Portfolio	$3,394	0.00%
Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.
Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

put options or the market value of the instrument underlying the contract for call options.
Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios Adviser under the supervision of the Board of Trustees. At June 30, 2021, the following Master Portfolios held securities restricted to institutional investors (144A Securities):
		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio	$1,994,910	7.21%
An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

significantly changing the market value of the investment. At June 30, 2021, the following Master Portfolios held illiquid securities:

		Percentage of
	Market Value	Net Assets
The Internet Portfolio	2,007,494	0.90%
The Global Portfolio	133,125	0.48%
The Paradigm Portfolio	49,851	0.00%
The Small Cap Opportunities Portfolio	900,073	0.29%
The Market Opportunities Portfolio	3,423,927	2.48%
The Multi-Disciplinary Income Portfolio	185,242	0.67%
When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.
Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1 / 3 % of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.
Significant Investments
The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) expose the portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2021, The Internet Portfolio, The Global Portfolio, The Paradigm

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio invested approximately 51%, 34%, 62%, 51%, 60%, 55% and 33% of their respective net assets in individual securities greater than 5% of net assets. See the respective Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the portfolios to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the portfolios’ performance. At June 30, 2021, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio held 15%, 17%, 56%, 53% and 42% of their respective net assets in Texas Pacific Land Corp. and because a large portion of its revenue is derived from oil and gas royalties, the performance of the portfolios could be adversely affected if the underlying markets for oil and gas were to decline, thereby having a more significant impact on the portfolios given the concentration in this holding.
Short-Term Investments
The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.
Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.
Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2021, open tax years include the tax years ended December 31, 2017 through December 31, 2020. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets.
For the six-month period ended June 30, 2021, Master Portfolios incurred the following expenses pursuant to the Agreements:
Investment Advisory Fees
The Internet Portfolio	$1,413,236
The Global Portfolio	164,469
The Paradigm Portfolio	5,661,616
The Medical Portfolio	111,364
The Small Cap Opportunities Portfolio	1,653,508
The Market Opportunities Portfolio	806,578
The Alternative Income Portfolio	55,507
The Multi-Disciplinary Income Portfolio	168,957

For the six-month period ended June 30, 2021, the Trust was allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.
4. Approval of Investment Advisory Contract by Trustees of Kinetics Portfolios Trust (Unaudited)
At a meeting of the Board of Trustees of the Trust held on March 10, 2021, the Board, including a majority of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Advisory Agreements with respect to each Master Portfolio. In reaching a decision to approve the Advisory Agreements (the “Agreements”), the Board of Trustees, including a majority of the Independent Trustees, considered, among; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the Master Portfolios over time, along with that of the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Master Portfolios’ expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (6) possible alternative fee structures or bases for determining fees; (7) the extent to which economies of scale would be realized as the Master Portfolios grows and whether fee levels

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

reflect these economies of scale for the benefit of the Fund’s investors; (8) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Master Portfolios; (9) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Master Portfolios, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Master Portfolios such as soft dollar arrangements by which brokers provide research to the Master Portfolios or the Adviser in return for allocating the Master Portfolios’ brokerage; (10) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (11) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (12) the policies and procedures that are in place to address, among other things, informational and cyber-related security.
The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to approve the Agreements.
5. Liquidity Risk Management Program
Effective June 1, 2019, the Trust adopted a liquidity risk management program (the “Liquidity Risk Management Program” or “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.
The rule requires funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. A fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.
The rule also requires funds to classify their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days a fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Trust’s Board of Trustees (the “Board”). Furthermore, the Board receives a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and any material changes made to the Program.
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the Portfolios and the Program has been implemented effectively. The Program Administrator has monitored each Portfolios’ liquidity risk and the liquidity classification of the securities held by the Portfolios and determined that the Program is operating effectively.
During the period from April 1, 2020 to March 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the Portfolios. During the period, the Portfolios held sufficient highly liquid assets to meet fund redemptions.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

6. Securities Transactions
Purchases and sales of investment securities, other than short-term investments and short-term options, for the six-months ended June 30, 2021, were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$—	$12,667,303	$—	$3,850,866
The Global Portfolio	—	1,857,692	—	623,685
The Paradigm Portfolio	—	5,315,746	—	11,288,815
The Medical Portfolio	—	111,558	—	538,806
The Small Cap
Opportunities Portfolio	—	7,430,229	—	6,730,277
The Market Opportunities Portfolio	—	3,789,863	—	1,267,680
The Alternative Income Portfolio	—	—	—	—
The Multi-Disciplinary
Income Portfolio	—	4,449	—	4,484,556
As of December 31, 2020, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:
	Internet	Global	Paradigm	Medical
Tax Cost of Investments	$57,370,351	$4,972,329	$228,378,088	$9,849,074
Unrealized Appreciation	86,023,659	7,973,027	361,585,314	8,500,861
Unrealized Depreciation	(2,032,911)	(1,042,123)	(18,705,210)	(860,458)
Net Unrealized Appreciation	$83,990,748	$6,930,904	$342,880,104	$7,640,403

				Multi-
	Small Cap	Market	Alternative	Disciplinary
	Opportunities	Opportunities	Income	Income
Tax Cost of Investments	$103,465,739	$25,987,174	$8,214,344	$20,485,954
Unrealized Appreciation	100,172,274	43,447,224	214,100	1,315,916
Unrealized Depreciation	(27,054,957)	(3,830,225)	—	(3,278,338)
Net Unrealized
Appreciation (Depreciation)	$73,117,317	$39,616,999	$214,100	$(1,962,422)
7. Portfolio Securities Loaned
As of June 30, 2021, the Master Portfolios had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at June 30, 2021, were as follows:

	Securities	Collateral
The Internet Portfolio	$13,838,339	$14,854,976
The Global Portfolio	636,993	677,405
The Paradigm Portfolio	47,485,488	50,730,422
The Medical Portfolio	—	—
The Small Cap Opportunities Portfolio	9,945,565	10,654,716
The Market Opportunities Portfolio	1,708,820	1,831,560
The Alternative Income Portfolio	—	—
The Multi-Disciplinary Income Portfolio	—	—
8. Selected Financial Highlights
Financial highlights for the Master Portfolios were as follows:
			The Internet Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Total Return	15.52%	56.87%	26.92%	(26.86)%	57.90%	3.09%
Ratio of expenses to
average net assets:	1.34%	1.37%	1.37%	1.38%	1.37%	1.37%
Ratio of net investment
income (loss) to
average net assets:	(0.90)%	(0.36)%	(0.29)%	(0.60)%	1.27%	(1.18)%
Portfolio turnover rate	2%	1%	1%	15%	44%	2%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

			The Global Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Total Return	18.81%	24.80%	21.41%	(23.85)%	49.37%	14.13%
Ratio of expenses to
average net assets:	1.50%	1.59%	1.59%	1.66%	1.59%	1.66%
Ratio of net investment
income (loss) to
average net assets:	(0.92)%	(0.66)%	(0.18)%	(0.57)%	1.88%	(0.44)%
Portfolio turnover rate	4%	8%	0%	28%	169%	11%

			The Paradigm Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Total Return	52.71%	3.61%	30.77%	(5.27)%	28.69%	20.72%
Ratio of expenses to
average net assets:	1.33%	1.35%	1.35%	1.36%	1.36%	1.37%
Ratio of net investment
income (loss) to
average net assets:	(0.40)%	0.70%	(0.43)%	(0.65)%	(0.53)%	(0.84)%
Portfolio turnover rate	1%	1%	1%	3%	14%	2%

			The Medical Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Total Return	15.68%	8.95%	15.92%	1.59%	10.67%	(8.04)%
Ratio of expenses to
average net assets:	1.46%	1.48%	1.51%	1.47%	1.43%	1.42%
Ratio of net investment
income to average
net assets:	1.26%	1.03%	1.22%	0.96%	0.82%	0.66%
Portfolio turnover rate	1%	7%	6%	0%	0%	0%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

		The Small Cap Opportunities Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Total Return	62.37%	2.57%	27.34%	0.56%	26.50%	24.67%
Ratio of expenses to
average net assets:	1.33%	1.37%	1.36%	1.37%	1.37%	1.36%
Ratio of net investment
income (loss) to
average net assets:	(0.48)%	1.05%	(0.20)%	(0.33)%	(0.47)%	(0.75)%
Portfolio turnover rate	3%	0%	4%	3%	9%	4%

		The Market Opportunities Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Total Return	36.65%	19.57%	22.77%	(10.62)%	47.53%	20.68%
Ratio of expenses to
average net assets:	1.36%	1.38%	1.39%	1.40%	1.39%	1.41%
Ratio of net investment
income (loss) to
average net assets:	(0.66)%	0.44%	0%	(0.30)%	1.05%	(0.73)%
Portfolio turnover rate	1%	2%	4%	8%	35%	5%

		The Alternative Income Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Total Return	(0.63)%	2.03%	2.28%	0.77%	2.20%	3.85%
Ratio of expenses to
average net assets:	1.17%	1.15%	1.14%	1.10%	1.07%	1.10%
Ratio of net investment
income (loss) to
average net assets:	(0.51)%	0.06%	1.22%	0.79%	(0.04)%	(0.16)%
Portfolio turnover rate	0%	0%	0%	0%	0%	1%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

		The Multi-Disciplinary Income Portfolio
	For the
	Period Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2020	2019	2018	2017	2016
Total Return	2.09%	(1.35)%	9.13%	(0.93)%	4.84%	10.52%
Ratio of expenses to
average net assets:	1.44%	1.46%	1.44%	1.42%	1.40%	1.38%
Ratio of net investment
income (loss) to
average net assets:	2.09%	3.17%	4.15%	4.13%	3.47%	4.13%
Portfolio turnover rate	0%	0%	0%	2%	16%	9%

9. Summary of Fair Value Exposure
Various inputs are used in determining the value of Master Portfolio’s and Spinoff Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

The Internet Portfolio
The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$109,558,104	$1,950	$1,943,000	$111,503,054
Unit Investment Trust	63,990,116	—	—	63,990,116
Warrants	—	—	64,494	64,494
Total Investments in Securities	$173,548,220	$1,950	$2,007,494	$175,557,664
During the six-month period ended June 30, 2021, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments
Description	in Securities
Balance as of December 31, 2020	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	2,007,494
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2021	$2,007,494

	Fair Value at	Valuation	Unobservable
Description	6/30/2021	Techniques	Input	Range
Common Stocks	$1,943,000	Followed valuation	Intermittent	$7.25 - $7.25
		procedures and used	market
		the last traded price-fair	activity
valuation is reviewed
by the board using
market comparables
Warrants	$64,494	Followed valuation	Intermittent	$1.57 - $1.63
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the
board using market
comparables

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

The Global Portfolio
The following is a summary of the inputs used to value the The Global Portfolio’s net assets as of June 30, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,457,155	$142,660	$110,588	$11,710,403
Preferred Stocks	—	—	12,000	12,000
Unit Investment Trust	4,665,861	—	—	4,665,861
Convertible Bonds	—	282	—	282
Corporate Bonds	—	400	—	400
Warrants	—	—	10,537	10,537
Total Investments in Securities	$16,123,016	$143,342	$133,125	$16,399,483
During the six-month period ended June 30, 2021, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments
Description	in Securities
Balance as of December 31, 2020	$105,572
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	27,553
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2021	$133,125

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2021	Techniques	Input	Range
Common Stocks	$110,588	Followed valuation	Intermittent	$46.05-$65.00
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the
board using market
comparables
Preferred Stocks	$12,000	Followed valuation	Intermittent	$20.27-$24.94
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the
board using market
comparables
Warrants	$10,537	Followed valuation	Intermittent	$5.00-$7.60
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the
board using market
comparables

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

The Paradigm Portfolio
The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$843,406,044	$4,773,743	$40,342	$848,220,129
Preferred Stocks	—	—	5,056	5,056
Unit Investment Trust	58,594,536	—	—	58,594,536
Corporate Bonds	—	3,600	—	3,600
Warrants	—	—	4,453	4,453
Total Investments in Securities	$902,000,580	$4,777,343	$49,851	$906,827,774
During the six-month period ended June 30, 2021, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments
Description	in Securities
Balance as of December 31, 2020	$39,692
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	10,159
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2021	$49,851

	Fair Value at	Valuation	Unobservable
Description	6/30/2021	Techniques	Input	Range
Common Stocks	$40,342	Followed valuation	Intermittent	$46.05-$65.00
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the
board using market
comparables
Preferred Stocks	$5,056	Followed valuation	Intermittent	$20.27-$24.94
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the
board using market
comparables
Warrants	$4,453	Followed valuation	Intermittent	$5.00-$7.60
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the
board using market
comparables
There is no active market for the Level 3 securities, so a value is being assigned until such time as a market exists.

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

The Medical Portfolio
The following is a summary of the inputs used to value The Medical Portfolio’s net assets as of June 30, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,638,065	$—	$—	$19,638,065
Rights	—	8,378	—	8,378
Total Investments in Securities	$19,638,065	$8,378	$—	$19,646,443
As of June 30, 2021, there were no investments in Level 3 securities. During the six-month period ended June 30, 2021, there were no transfers into or out of Level 3.

^ See Portfolio of Investments for breakout of investments by industry classification.
The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of June 30, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$254,191,452	$21,749,672	$—	$275,941,124
Unit Investment Trust	9,155,396	—	—	9,155,396
Corporate Bonds	—	7,200	—	7,200
Warrants	—	—	900,073	900,073
Total Investments in Securities	$263,346,848	$21,756,872	$900,073	$286,003,793
During the six-month period ended June 30, 2021, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments
Description	in Securities
Balance as of December 31, 2020	$666,922
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	233,151
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2021	$900,073

	Fair Value at	Valuation	Unobservable
Description	6/30/2021	Techniques	Input	Range
Warrants	$900,073	Followed valuation	Intermittent	$5.00-$7.60
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market comparables

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

The Market Opportunities Portfolio
The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of June 30, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$82,089,955	$4,508	$2,883,156	$84,977,619
Preferred Stocks	—	—	275,686	275,686
Unit Investment Trust	17,941,864	—	—	17,941,864
Convertible Bonds	—	39	—	39
Corporate Bonds	—	14,000	—	14,000
Exchange Traded Funds	11,110	—	—	11,110
Warrants	—	—	265,085	265,085
Total Investments in Securities	$100,042,929	$18,547	$3,423,927	$103,485,403
During the six-month period ended June 30, 2021, there was a transfer of $2,712,316 out of Level 2 into Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments
Description	in Securities
Balance as of December 31, 2020	$2,159,692
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	552,624
Net purchases and/or acquisitions	711,611
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2021	$3,423,927

	Fair Value at	Valuation	Unobservable
Description	6/30/2021	Techniques	Input	Range
Common Stocks	$2,194,406	Followed valuation	Intermittent	$46.05-$65.00
		procedures and used the last	market
		traded price-fair valuation	activity
is reviewed by the board
using market comparables
Common Stocks	$688,750	Followed valuation	Intermittent	$7.25 - $7.25
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Preferred Stocks	$275,686	Followed valuation	Intermittent	$20.27-$24.94
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables
Warrants	$242,224	Followed valuation	Intermittent	$5.00-$7.60
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2021	Techniques	Input	Range
Warrants	$22,861	Followed valuation	Intermittent	$1.57 - $1.63
		procedures and used the last	market
		traded price-fair valuation is	activity
reviewed by the board using
market comparables

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.
The Alternative Income Portfolio
The following is a summary of the inputs used to value The Alternative Income Portfolio’s net assets as of June 30, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,985,006	$—	$—	$5,985,006
Total Investments in Securities	$5,985,006	$—	$—	$5,985,006
As of June 30, 2021, there were no investments in Level 3 securities. During the six-month period ended June 30, 2021, there were no transfers into or out of Level 3.

^ See Portfolio of Investments for breakout of investments by industry classification.
The Multi-Disciplinary Income Portfolio
The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of June 30, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stock	$77,456	$—	$—	$77,456
Convertible Bonds	—	681,766	—	681,766
Corporate Bonds	—	10,442,249	—	10,442,249
Municipal Bonds	—	—	185,242	185,242
Closed-End Funds	2,887,942	—	—	2,887,942
Total Investments in Securities	$2,965,398	$11,124,015	$185,242	$14,274,655
During the six-month period ended June 30, 2021, there were no transfers into or out of Level 3.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Investments
Description	in Securities
Balance as of December 31, 2020	$175,047
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	10,195
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2021	$185,242

	Fair Value at	Valuation	Unobservable
Description	6/30/2021	Techniques	Input	Range
Municipal Bonds	$185,242	Followed valuation	Intermittent	$15.54-$16.05
		procedures and used	market
		the last traded price-	activity
fair valuation is
reviewed by the board
using market comparables

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.
10. Disclosures about Derivative Instruments and Hedging Activities
The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies. At June 30, 2021, none of the Portfolios held any derivative instruments. At June 30, 2021, none of the Portfolios held any derivative instruments and there were no transactions during the period ended June 30, 2021.
11. Offsetting Assets and Liabilities
The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

also specify collateral posting arrangements at pre- arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.
The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of June 30, 2021:

			Net
		Gross	Amounts	Gross Amounts not Offset
		Amounts	Presented	in the Statement of
	Gross	Offset in the	in the	Assets & Liabilities
	Amounts of	Statement	Statement		Collateral
	Recognized	of Assets &	of Assets &	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
The Internet Portfolio
Securities Lending	$14,854,976	$—	$14,854,976	$14,854,976	$—	$—
	$14,854,976	$—	$14,854,976	$14,854,976	$—	$—

The Global Portfolio
Securities Lending	$677,405	$—	$677,405	$677,405	$—	$—
	$677,405	$—	$677,405	$677,405	$—	$—

The Paradigm Portfolio
Securities Lending	$50,730,422	$—	$50,730,422	$50,730,422	$—	$—
	$50,730,422	$—	$50,730,422	$50,730,422	$—	$—

The Small Cap
Opportunities Portfolio
Securities Lending	$10,654,716	$—	$10,654,716	$10,654,716	$—	$—
	$10,654,716	$—	$10,654,716	$10,654,716	$—	$—

The Market
Opportunities Portfolio
Securities Lending	$1,831,560	$—	$1,831,560	$1,831,560	$—	$—
	$1,831,560	$—	$1,831,560	$1,831,560	$—	$—
12. Subsequent Events
In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

13. Recent Accounting Pronouncements
Reference Rate Reform
In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Portfolios may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Portfolios’ financial statements and various filings.
Investment Company Derivatives Risk Management Program (Rule 18f-4)
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Portfolio can enter into, eliminate the asset segregation framework currently used by portfolios to comply with Section 18 of the 1940 Act, and require portfolios whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Portfolios will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Portfolio(s). When fully implemented, Rule 18f-4 may require changes in how a Portfolio uses derivatives, adversely affect the Portfolio’s performance and increase costs related to the Portfolio’s use of derivatives.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2021 (Unaudited)

SEC Modernizes Framework for Fund Valuation Practices (Rule 2a-5)
In December 2020, the SEC adopted a new rule providing a framework for portfolio valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit portfolio boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a portfolio must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of portfolio investments. The Portfolios will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Portfolios’ financial statements.
14. Information about Proxy Voting (Unaudited)
Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll- free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
15. Information about the Portfolio Holdings (Unaudited)
The Master Portfolios file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Master Portfolios’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

Kinetics Mutual
Funds, Inc.

615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Horizon Kinetics Asset Management LLC
470 Park Avenue South
New York,NY 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street
Suite 2900
Philadelphia, PA 19102

DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York,NY 10016

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Not applicable to open-end investment companies.

(1)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By        /s/ Peter B. Doyle
Peter B. Doyle, President

Date     8/31/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ Peter B. Doyle
Peter B. Doyle, President

Date     8/31/2021

By        /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date     8/27/2021